UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE AB PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2016

Date of reporting period: November 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Wealth Appreciation Strategy

Portfolio of Investments

November 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.1%
Funds and Investment Trusts - 100.1%*
AB Multi-Manager Alternative Strategies Fund-Class Z (a)	16,721,672	$167,718,375
AB Pooling Portfolio - AB International Growth Portfolio	21,666,122	188,928,582
AB Pooling Portfolio - AB International Value Portfolio	25,379,242	183,999,507
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio	14,822,753	90,270,565
AB Pooling Portfolio - AB Small-Mid Cap Growth Portfolio	6,529,412	72,541,765
AB Pooling Portfolio - AB Small-Mid Cap Value Portfolio	6,327,532	73,525,924
AB Pooling Portfolio - AB U.S. Large Cap Growth Portfolio	16,220,411	219,462,161
AB Pooling Portfolio - AB U.S. Value Portfolio	16,777,631	219,115,856
AB Pooling Portfolio - AB Volatility Management Portfolio	17,235,148	198,548,901

Total Investments - 100.1% (cost $1,278,700,475) (b)		1,414,111,636
Other assets less liabilities - (0.1)%		(833,754)

Net Assets - 100.0%		$1,413,277,882

*	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(a)	Non-income producing security.
(b)	As of November 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $171,310,867 and gross unrealized depreciation of investments was $(35,899,706), resulting in net unrealized appreciation of $135,411,161.

AB Wealth Appreciation Strategy

November 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2015:

Investments in Underlying Portfolios*:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$1,414,111,636	$	– 0	–	$	– 0	–	$1,414,111,636

*	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Balanced Wealth Strategy

Portfolio of Investments

November 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.1%
Funds and Investment Trusts - 100.1%*
AB Multi-Manager Alternative Strategies Fund-Class Z (a)	8,979,628	$90,065,672
AB Pooling Portfolio - AB Bond Inflation Protection Portfolio	8,766,014	84,504,377
AB Pooling Portfolio - AB Global Core Bond Portfolio	20,621,009	207,859,768
AB Pooling Portfolio - AB High-Yield Portfolio	7,598,016	71,877,232
AB Pooling Portfolio - AB International Growth Portfolio	9,757,298	85,083,638
AB Pooling Portfolio - AB International Value Portfolio	11,656,106	84,506,768
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio	7,956,067	48,452,449
AB Pooling Portfolio - AB Small-Mid Cap Growth Portfolio	2,335,066	25,942,583
AB Pooling Portfolio - AB Small-Mid Cap Value Portfolio	2,248,166	26,123,691
AB Pooling Portfolio - AB U.S. Large Cap Growth Portfolio	7,936,019	107,374,342
AB Pooling Portfolio - AB U.S. Value Portfolio	8,215,726	107,297,376
AB Pooling Portfolio - AB Volatility Management Portfolio	16,119,452	185,696,082

Total Investments - 100.1% (cost $1,027,853,290) (b)		1,124,783,978
Other assets less liabilities - (0.1)%		(1,047,627)

Net Assets - 100.0%		$1,123,736,351

*	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(a)	Non-income producing security.
(b)	As of November 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $113,798,324 and gross unrealized depreciation of investments was $(16,867,636), resulting in net unrealized appreciation of $96,930,688.

AB Balanced Wealth Strategy

November 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2015:

Investments in Underlying Portfolios*:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$1,124,783,978	$	– 0	–	$	– 0	–	$1,124,783,978

*	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Conservative Wealth Strategy

Portfolio of Investments

November 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.1%
Funds and Investment Trusts - 100.1%*
AB Multi-Manager Alternative Strategies Fund-Class Z (a)	1,898,514	$19,042,093
AB Pooling Portfolio - AB Bond Inflation Protection Portfolio	3,128,551	30,159,232
AB Pooling Portfolio - AB Global Core Bond Portfolio	7,543,148	76,034,935
AB Pooling Portfolio - AB International Growth Portfolio	1,455,735	12,694,005
AB Pooling Portfolio - AB International Value Portfolio	1,727,240	12,522,494
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio	745,443	4,539,748
AB Pooling Portfolio - AB Short Duration Bond Portfolio	9,248,643	87,029,735
AB Pooling Portfolio - AB Small-Mid Cap Growth Portfolio	215,684	2,396,249
AB Pooling Portfolio - AB Small-Mid Cap Value Portfolio	209,984	2,440,015
AB Pooling Portfolio - AB U.S. Large Cap Growth Portfolio	1,225,513	16,581,185
AB Pooling Portfolio - AB U.S. Value Portfolio	1,273,519	16,632,154
AB Pooling Portfolio - AB Volatility Management Portfolio	3,156,500	36,362,878

Total Investments - 100.1% (cost $291,236,213) (b)		316,434,723
Other assets less liabilities - (0.1)%		(354,721)

Net Assets - 100.0%		$316,080,002

*	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(a)	Non-income producing security.
(b)	As of November 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $26,073,308 and gross unrealized depreciation of investments was $(874,798), resulting in net unrealized appreciation of $25,198,510.

AB Conservative Wealth Strategy

November 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2015:

Investments in Underlying Portfolios*:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$316,434,723	$	– 0	–	$	– 0	–	$316,434,723

*	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Tax-Managed Wealth Appreciation

Portfolio of Investments

November 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 71.1%
Financials - 13.9%
Banks - 5.5%
Axis Bank Ltd.	99,480	$700,359
Banco Macro SA (ADR) (a)	11,630	673,261
Bank Hapoalim BM	134,320	694,077
Bank Mandiri Persero Tbk PT	538,500	332,504
Bank of America Corp.	303,666	5,292,898
Bank of Baroda	259,160	699,996
Bank of China Ltd.-Class H	2,591,000	1,159,868
Bank of Montreal	9,750	562,973
Bank of Queensland Ltd.	160,742	1,585,023
Citigroup, Inc.	42,272	2,286,492
Citizens Financial Group, Inc.	101,946	2,714,822
Comerica, Inc.	18,700	866,745
Danske Bank A/S	75,330	2,018,974
HDFC Bank Ltd.	63,430	1,256,134
ICICI Bank Ltd.	102,180	420,292
ING Groep NV	142,733	1,959,705
Intesa Sanpaolo SpA	213,590	731,954
JPMorgan Chase & Co.	60,848	4,057,345
KB Financial Group, Inc.	26,222	797,679
Mitsubishi UFJ Financial Group, Inc.	392,400	2,521,237
PNC Financial Services Group, Inc. (The)	7,256	693,020
Shinhan Financial Group Co., Ltd.	14,070	505,160
Toronto-Dominion Bank (The)	22,900	935,240
UniCredit SpA	154,760	906,904
Wells Fargo & Co.	99,873	5,503,002

		39,875,664

Capital Markets - 1.8%
Affiliated Managers Group, Inc. (a)	7,320	1,297,324
Amundi SA (a)(b)	11,420	575,297
Azimut Holding SpA	29,230	745,697
Bank of New York Mellon Corp. (The)	15,300	670,752
BlackRock, Inc.-Class A	3,760	1,367,587
Credit Suisse Group AG (REG) (a)	29,950	643,627
E*TRADE Financial Corp. (a)	15,549	473,156
Goldman Sachs Group, Inc. (The)	7,102	1,349,522
Morgan Stanley	24,159	828,654
Partners Group Holding AG	3,890	1,404,693
State Street Corp.	6,876	499,060
UBS Group AG	181,119	3,474,326

		13,329,695

Consumer Finance - 1.0%
Capital One Financial Corp.	36,100	2,834,211
Discover Financial Services	21,693	1,231,295
OneMain Holdings, Inc. (a)	25,529	1,237,135
Shriram Transport Finance Co., Ltd.	45,288	602,849
Synchrony Financial (a)	50,370	1,603,290

		7,508,780

Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc.-Class B (a)	9,400	1,260,446
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	170,700	500,285

Company	Shares	U.S. $ Value
Challenger Ltd./Australia	148,460	$903,449
Grenkeleasing AG	1,720	332,097
Voya Financial, Inc.	39,018	1,588,032

		4,584,309

Insurance - 3.8%
Admiral Group PLC	103,220	2,519,777
AIA Group Ltd.	732,000	4,380,075
Allstate Corp. (The)	45,007	2,824,639
American Financial Group, Inc./OH	11,875	878,750
American International Group, Inc.	21,754	1,383,119
Aon PLC	12,301	1,165,397
Assicurazioni Generali SpA	58,002	1,101,780
Aviva PLC	97,746	752,999
Chubb Corp. (The)	3,712	484,527
First American Financial Corp.	19,305	761,389
FNF Group	36,638	1,313,472
Hartford Financial Services Group, Inc. (The)	6,610	301,680
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	5,750	1,156,230
NN Group NV	59,094	2,017,438
Ping An Insurance Group Co. of China Ltd.-Class H	75,500	413,695
Progressive Corp. (The)	9,400	289,708
Prudential PLC	159,430	3,695,860
Samsung Life Insurance Co., Ltd.	4,490	399,067
Suncorp Group Ltd.	55,973	540,543
Travelers Cos., Inc. (The)	8,900	1,019,673
Unum Group	4,900	179,732

		27,579,550

Real Estate Investment Trusts (REITs) - 0.2%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	475,670	452,764
RLJ Lodging Trust	27,623	674,001

		1,126,765

Real Estate Management & Development - 0.5%
Ayala Land, Inc.	1,065,700	764,358
Global Logistic Properties Ltd.	1,242,000	1,732,513
LendLease Group	85,780	787,207

		3,284,078

Thrifts & Mortgage Finance - 0.5%
Housing Development Finance Corp., Ltd.	145,540	2,663,763
LIC Housing Finance Ltd.	91,577	666,721

		3,330,484

		100,619,325

Information Technology - 13.6%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	12,870	946,202
Cisco Systems, Inc.	75,668	2,061,953
F5 Networks, Inc. (a)	7,579	780,637

		3,788,792

Company	Shares	U.S. $ Value
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp.-Class A	47,375	$2,607,994
China Railway Signal & Communication Corp., Ltd. (a)(b)	1,324,010	937,557
Corning, Inc.	12,000	224,760
Keysight Technologies, Inc. (a)	53,642	1,652,710
Largan Precision Co., Ltd.	8,000	621,245
PAX Global Technology Ltd.	193,000	239,316

		6,283,582

Internet Software & Services - 3.2%
Alphabet, Inc.-Class A (a)	2,315	1,765,998
Alphabet, Inc.-Class C (a)	10,375	7,704,475
Baidu, Inc. (Sponsored ADR) (a)	12,758	2,780,861
Facebook, Inc.-Class A (a)	72,561	7,563,759
Tencent Holdings Ltd.	105,200	2,095,992
Twitter, Inc. (a)	55,170	1,401,318

		23,312,403

IT Services - 1.9%
Cognizant Technology Solutions Corp.-Class A (a)	42,210	2,725,922
Tata Consultancy Services Ltd.	41,940	1,493,893
Visa, Inc.-Class A	77,184	6,098,308
Wirecard AG	17,000	832,093
Worldpay Group PLC (a)(b)	228,046	1,026,945
Xerox Corp.	130,011	1,371,616

		13,548,777

Semiconductors & Semiconductor Equipment - 2.4%
Advanced Semiconductor Engineering, Inc.	388,000	412,093
Altera Corp.	26,386	1,393,181
Applied Materials, Inc.	137,191	2,575,075
ASML Holding NV	5,640	521,842
Infineon Technologies AG	82,060	1,205,314
Intel Corp.	68,450	2,380,006
Novatek Microelectronics Corp.	217,000	786,214
NVIDIA Corp.	98,578	3,126,894
SCREEN Holdings Co., Ltd.	178,000	1,336,186
Sumco Corp.	121,000	1,284,008
Taiwan Semiconductor Manufacturing Co., Ltd.	261,000	1,116,847
Tokyo Electron Ltd.	17,100	1,138,096

		17,275,756

Software - 2.6%
Adobe Systems, Inc. (a)	11,310	1,034,413
ANSYS, Inc. (a)	25,422	2,369,585
Aspen Technology, Inc. (a)	26,180	1,150,611
Constellation Software, Inc./Canada	1,840	789,693
Dassault Systemes	32,730	2,605,027
Microsoft Corp.	75,853	4,122,610
Mobileye NV (a)	25,684	1,119,822
Nintendo Co., Ltd.	5,700	876,340
Oracle Corp.	61,201	2,385,003
ServiceNow, Inc. (a)	14,498	1,261,471

Company	Shares	U.S. $ Value
Tableau Software, Inc.-Class A (a)	7,200	$698,616

		18,413,191

Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	86,474	10,229,874
Hewlett Packard Enterprise Co. (a)	100,100	1,487,486
HP, Inc.	100,100	1,255,254
Samsung Electronics Co., Ltd.	2,050	2,269,231

		15,241,845

		97,864,346

Consumer Discretionary - 11.9%
Auto Components - 1.5%
Aisin Seiki Co., Ltd.	13,500	540,867
Continental AG	6,570	1,582,816
Hankook Tire Co., Ltd.	31,120	1,239,147
Lear Corp.	15,203	1,914,058
Magna International, Inc.-Class A	62,094	2,821,552
Plastic Omnium SA	19,320	564,231
Sumitomo Electric Industries Ltd.	78,300	1,114,173
Valeo SA	8,600	1,329,548

		11,106,392

Automobiles - 1.0%
General Motors Co.	25,027	905,977
Great Wall Motor Co., Ltd.-Class H	558,500	689,202
Honda Motor Co., Ltd.	49,800	1,625,776
Hyundai Motor Co.	3,490	443,801
Isuzu Motors Ltd.	63,800	717,539
Peugeot SA (a)	84,500	1,507,344
Tata Motors Ltd. (a)	93,618	594,566
Tata Motors Ltd.-Class A (a)	20,976	93,088
Toyota Motor Corp.	8,500	529,007

		7,106,300

Diversified Consumer Services - 0.3%
Estacio Participacoes SA	63,100	218,327
TAL Education Group (ADR) (a)	48,426	2,132,681

		2,351,008

Hotels, Restaurants & Leisure - 1.2%
Carnival Corp.	12,868	650,220
IMAX China Holding, Inc. (a)(b)	119,200	784,064
Melco International Development Ltd.	607,000	826,318
Merlin Entertainments PLC (b)	77,412	476,729
Sodexo SA	21,410	2,114,637
Starbucks Corp.	55,930	3,433,543
Yum! Brands, Inc.	11,010	798,335

		9,083,846

Household Durables - 0.0%
PulteGroup, Inc.	8,900	173,372

Internet & Catalog Retail - 0.8%
Ctrip.com International Ltd. (ADR) (a)	2,580	276,086

Company	Shares	U.S. $ Value
Priceline Group, Inc. (The) (a)	3,268	$4,081,242
Vipshop Holdings Ltd. (ADR) (a)	71,300	1,178,589

		5,535,917

Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	29,200	650,917

Media - 2.7%
AMC Networks, Inc.-Class A (a)	26,521	2,156,422
Comcast Corp.-Class A	103,570	6,303,270
CTS Eventim AG & Co. KGaA	40,333	1,425,625
Liberty Global PLC-Series C (a)	34,127	1,399,207
Naspers Ltd.-Class N	3,480	518,120
Thomson Reuters Corp.	5,543	223,605
Time Warner, Inc.	22,664	1,586,027
Vivendi SA	68,199	1,432,559
Walt Disney Co. (The)	38,608	4,380,850

		19,425,685

Multiline Retail - 0.9%
B&M European Value Retail SA	261,881	1,249,519
Dollar General Corp.	22,000	1,439,020
Dollar Tree, Inc. (a)	12,220	922,121
Kohl’s Corp.	26,731	1,259,832
Target Corp.	18,920	1,371,700

		6,242,192

Specialty Retail - 2.2%
Foot Locker, Inc.	17,809	1,157,585
Foschini Group Ltd. (The)	24,694	221,312
GameStop Corp.-Class A	39,100	1,369,673
Home Depot, Inc. (The)	45,648	6,111,354
Kingfisher PLC	97,080	516,205
L Brands, Inc.	9,950	949,329
L’Occitane International SA	182,500	366,411
O’Reilly Automotive, Inc. (a)	4,570	1,205,886
Office Depot, Inc. (a)	177,833	1,171,919
Sports Direct International PLC (a)	148,782	1,637,268
Ulta Salon Cosmetics & Fragrance, Inc. (a)	7,507	1,253,669

		15,960,611

Textiles, Apparel & Luxury Goods - 1.2%
Cie Financiere Richemont SA	23,895	1,785,444
Global Brands Group Holding Ltd. (a)	1,354,000	262,571
HUGO BOSS AG	12,924	1,116,996
Kering	2,480	428,464
NIKE, Inc.-Class B	31,795	4,205,843
Samsonite International SA	261,000	772,277

		8,571,595

		86,207,835

Health Care - 9.5%
Biotechnology - 2.0%
Alexion Pharmaceuticals, Inc. (a)	11,070	1,975,331
Biogen, Inc. (a)	23,425	6,719,695

Company	Shares	U.S. $ Value
Gilead Sciences, Inc.	51,115	$5,416,145

		14,111,171

Health Care Equipment & Supplies - 1.8%
Align Technology, Inc. (a)	33,591	2,241,863
Edwards Lifesciences Corp. (a)	11,930	1,944,590
Essilor International SA	4,390	572,624
Intuitive Surgical, Inc. (a)	12,130	6,307,843
Sartorius AG (Preference Shares)	8,776	2,065,400

		13,132,320

Health Care Providers & Services - 2.2%
Aetna, Inc.	26,586	2,731,712
Anthem, Inc.	8,666	1,129,873
Express Scripts Holding Co. (a)	11,400	974,472
Premier, Inc.-Class A (a)	38,847	1,334,783
Quest Diagnostics, Inc.	11,843	809,114
Ramsay Health Care Ltd.	11,660	563,741
UnitedHealth Group, Inc.	73,409	8,273,928

		15,817,623

Life Sciences Tools & Services - 1.0%
Eurofins Scientific SE	10,006	3,764,396
Illumina, Inc. (a)	10,824	1,990,534
Mettler-Toledo International, Inc. (a)	4,179	1,432,478

		7,187,408

Pharmaceuticals - 2.5%
Aspen Pharmacare Holdings Ltd. (a)	28,860	623,862
GlaxoSmithKline PLC	68,510	1,392,335
Johnson & Johnson	46,453	4,702,902
Merck & Co., Inc.	22,491	1,192,248
Novo Nordisk A/S-Class B	38,622	2,124,442
Pfizer, Inc.	138,168	4,527,765
Roche Holding AG	10,140	2,716,110
Shire PLC	9,690	674,590
Sun Pharmaceutical Industries Ltd.	36,900	404,646

		18,358,900

		68,607,422

Industrials - 7.5%
Aerospace & Defense - 1.2%
Airbus Group SE	11,300	815,717
General Dynamics Corp.	4,900	717,654
L-3 Communications Holdings, Inc.	13,796	1,688,768
Northrop Grumman Corp.	3,800	708,168
Rockwell Collins, Inc.	10,550	977,774
Safran SA	11,590	849,544
United Technologies Corp.	12,644	1,214,456
Zodiac Aerospace	60,840	1,647,628

		8,619,709

Airlines - 1.1%
Air Canada (a)	51,840	404,876
Alaska Air Group, Inc.	13,804	1,100,593

Company	Shares	U.S. $ Value
Delta Air Lines, Inc.	33,382	$1,550,928
International Consolidated Airlines Group SA (a)	235,110	2,005,761
Japan Airlines Co., Ltd.	30,300	1,035,335
JetBlue Airways Corp. (a)	47,918	1,185,491
Qantas Airways Ltd. (a)	330,411	866,071

		8,149,055

Building Products - 0.1%
Assa Abloy AB-Class B	18,177	386,022

Commercial Services & Supplies - 0.8%
APR Energy PLC (a)	107,932	282,848
Babcock International Group PLC	226,270	3,648,194
Regus PLC	323,592	1,695,750

		5,626,792

Construction & Engineering - 0.1%
IRB Infrastructure Developers Ltd.	8,216	31,544
Quanta Services, Inc. (a)	17,748	391,343

		422,887

Electrical Equipment - 0.6%
Acuity Brands, Inc.	5,807	1,340,720
AMETEK, Inc.	22,384	1,263,801
Eaton Corp. PLC	37,824	2,199,844

		4,804,365

Industrial Conglomerates - 0.8%
Danaher Corp.	35,454	3,417,411
General Electric Co.	58,947	1,764,873
Rheinmetall AG	7,870	498,369

		5,680,653

Machinery - 0.8%
Hoshizaki Electric Co., Ltd.	25,600	1,794,224
ITT Corp.	43,322	1,720,317
JTEKT Corp.	67,000	1,237,613
Wabtec Corp./DE	11,469	918,896

		5,671,050

Marine - 0.1%
AP Moeller - Maersk A/S-Class B	301	458,163
Nippon Yusen KK	120,000	312,247

		770,410

Professional Services - 1.3%
Bureau Veritas SA	97,149	2,000,340
Capita PLC	167,729	3,214,306
Equifax, Inc.	4,000	446,000
Robert Half International, Inc.	23,800	1,218,084
Teleperformance	32,249	2,679,744

		9,558,474

Road & Rail - 0.3%
Canadian National Railway Co.	7,330	437,511

Company	Shares	U.S. $ Value
CAR, Inc. (a)	147,000	$280,630
Central Japan Railway Co.	9,200	1,644,025

		2,362,166

Trading Companies & Distributors - 0.3%
Brenntag AG	10,540	574,770
Bunzl PLC	47,970	1,386,694

		1,961,464

		54,013,047

Consumer Staples - 5.4%
Beverages - 0.5%
Asahi Group Holdings Ltd.	12,200	382,890
Monster Beverage Corp. (a)	18,432	2,849,772

		3,232,662

Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	16,890	2,726,384
CP ALL PCL	586,800	769,520
CVS Health Corp.	53,006	4,987,335
Delhaize Group	20,120	2,014,450
Lenta Ltd. (GDR) (a)(b)	142,422	1,080,983
Magnit PJSC (Sponsored GDR) (b)	10,364	499,752
Olam International Ltd.	689,805	877,381
X5 Retail Group NV (GDR) (a)(b)	22,764	514,466

		13,470,271

Food Products - 0.4%
Archer-Daniels-Midland Co.	8,996	328,264
Bunge Ltd.	2,357	157,000
First Resources Ltd.	32,000	45,073
Ingredion, Inc.	6,333	624,244
JBS SA	170,900	547,407
Mondelez International, Inc.-Class A	25,445	1,110,928
Universal Robina Corp.	78,970	338,250

		3,151,166

Household Products - 0.3%
Henkel AG & Co. KGaA	7,179	687,929
Procter & Gamble Co. (The)	20,887	1,563,183

		2,251,112

Personal Products - 0.4%
Estee Lauder Cos., Inc. (The)-Class A	16,662	1,401,607
Hengan International Group Co., Ltd.	103,500	1,045,265
Unilever PLC	17,980	767,477

		3,214,349

Tobacco - 1.9%
Altria Group, Inc.	29,939	1,724,486
British American Tobacco PLC	103,636	6,031,089
Imperial Tobacco Group PLC	13,381	722,761
Japan Tobacco, Inc.	29,500	1,056,535

Company	Shares	U.S. $ Value
Philip Morris International, Inc.	43,677	$3,816,933

		13,351,804

		38,671,364

Energy - 3.5%
Energy Equipment & Services - 0.1%
Aker Solutions ASA (b)	48,460	208,588
National Oilwell Varco, Inc.	6,106	227,998

		436,586

Oil, Gas & Consumable Fuels - 3.4%
Apache Corp.	5,713	280,965
BG Group PLC	117,630	1,822,094
Canadian Natural Resources Ltd.	16,960	410,713
Chevron Corp.	17,992	1,643,029
EOG Resources, Inc.	36,308	3,029,177
Exxon Mobil Corp.	45,654	3,728,106
Hess Corp.	23,388	1,379,892
JX Holdings, Inc.	406,000	1,646,948
LUKOIL PJSC (Sponsored ADR)	730	27,944
LUKOIL PJSC (London) (Sponsored ADR)	9,630	370,477
Marathon Petroleum Corp.	28,964	1,691,787
Murphy Oil Corp.	41,555	1,187,642
Occidental Petroleum Corp.	12,016	908,289
Petroleo Brasileiro SA (Preference Shares) (a)	224,600	443,150
QEP Resources, Inc.	59,866	945,883
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	36,710	913,494
SM Energy Co.	11,137	327,094
Tesoro Corp.	1,848	212,834
TOTAL SA	27,565	1,364,975
Valero Energy Corp.	38,005	2,731,039

		25,065,532

		25,502,118

Utilities - 2.1%
Electric Utilities - 1.4%
American Electric Power Co., Inc.	21,600	1,209,816
Edison International	29,200	1,733,312
EDP - Energias de Portugal SA	413,340	1,377,084
Electricite de France SA	72,080	1,073,541
Enel SpA	167,860	739,340
Exelon Corp.	38,359	1,047,584
FirstEnergy Corp.	6,551	205,636
PPL Corp.	55,888	1,902,427
Westar Energy, Inc.	22,900	977,372

		10,266,112

Gas Utilities - 0.1%
UGI Corp.	13,990	485,033

Independent Power and Renewable Electricity Producers - 0.3%
AES Corp./VA	73,211	731,378
Huadian Power International Corp., Ltd.-Class H	998,000	629,533
TerraForm Global, Inc.-Class A	131,212	528,784

		1,889,695

Company	Shares	U.S. $ Value
Multi-Utilities - 0.2%
Consolidated Edison, Inc.	4,610	$286,512
PG&E Corp.	23,403	1,234,040
Public Service Enterprise Group, Inc.	8,000	312,800

		1,833,352

Water Utilities - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo	136,700	666,757

		15,140,949

Materials - 2.0%
Chemicals - 1.7%
Agrium, Inc. (Toronto)	6,130	605,174
Arkema SA	15,225	1,095,751
CF Industries Holdings, Inc.	53,596	2,472,919
Covestro AG (a)(b)	11,047	405,417
Essentra PLC	289,915	3,790,373
JSR Corp.	49,700	781,994
Koninklijke DSM NV	17,417	885,439
LyondellBasell Industries NV-Class A	25,221	2,416,676
Mosaic Co. (The)	5,484	173,514

		12,627,257

Metals & Mining - 0.1%
Goldcorp, Inc.	39,850	471,176
Novolipetsk Steel OJSC (GDR) (b)	45,870	483,718

		954,894

Paper & Forest Products - 0.2%
Mondi PLC	50,384	1,170,959

		14,753,110

Telecommunication Services - 1.7%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	9,781	329,326
Bezeq The Israeli Telecommunication Corp., Ltd.	148,821	319,946
BT Group PLC	246,040	1,835,963
Nippon Telegraph & Telephone Corp.	62,500	2,319,925
Telefonica Brasil SA (Preference Shares)	81,800	780,839

		5,585,999

Wireless Telecommunication Services - 0.9%
China Mobile Ltd.	84,500	968,949
Rogers Communications, Inc.-Class B	9,490	366,041
SoftBank Group Corp.	11,300	599,347
Tower Bersama Infrastructure Tbk PT (a)	805,500	354,113
Turkcell Iletisim Hizmetleri AS	161,720	614,542
Vodafone Group PLC	707,357	2,380,499
Vodafone Group PLC (Sponsored ADR)	35,600	1,194,736

		6,478,227

		12,064,226

Total Common Stocks (cost $438,521,855)		513,443,742

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 27.5%
Funds and Investment Trusts - 27.5%
AB Multi-Manager Alternative Strategies Fund-Class Z (a)(c)	5,748,410	$57,656,553
AB Pooling Portfolio-AB Multi-Asset Real Return Portfolio (c)	5,329,994	32,459,666
AB Pooling Portfolio-AB Volatility Management Portfolio (c)	9,396,690	108,249,870

Total Investment Companies (cost $201,154,217)		198,366,089

RIGHTS - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG, expiring 12/03/15 (a) (cost $0)	29,939	18,333

SHORT-TERM INVESTMENTS - 1.2%
Investment Companies - 1.2%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.16% (c)(d) (cost $9,049,940)	9,049,940	9,049,940

Total Investments - 99.8% (cost $648,726,012) (e)		720,878,104
Other assets less liabilities - 0.2% (f)		1,336,616

Net Assets - 100.0%		$722,214,720

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50 Index Futures	4	December 2015	$133,870	$148,128	$14,258
FTSE 100 Index Futures	2	December 2015	182,528	191,350	8,822
TOPIX Index Futures	1	December 2015	116,659	128,514	11,855

					$34,935

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	5,553	SEK	47,755	2/18/16	$(62,620)
Barclays Bank PLC	KRW	2,193,246	USD	1,884	2/18/16	(2,047)
BNP Paribas SA	GBP	615	USD	939	2/18/16	12,974
BNP Paribas SA	ILS	2,927	USD	755	2/18/16	(2,469)
Credit Suisse International	SEK	5,431	USD	626	2/18/16	1,709

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	USD	836	NOK	7,230	2/18/16	$(4,973)
Deutsche Bank AG	HKD	5,296	USD	683	2/18/16	(27)
Goldman Sachs Bank USA	EUR	669	USD	719	2/18/16	10,737
HSBC Bank USA	BRL	2,491	USD	630	12/02/15	(13,410)
HSBC Bank USA	USD	647	BRL	2,491	12/02/15	(3,077)
HSBC Bank USA	AUD	2,556	USD	1,818	2/18/16	(23,435)
HSBC Bank USA	JPY	491,565	USD	4,103	2/18/16	101,362
HSBC Bank USA	USD	3,325	JPY	403,716	2/18/16	(37,846)
JPMorgan Chase Bank	USD	2,940	AUD	4,123	2/18/16	29,486
Morgan Stanley & Co., Inc.	EUR	1,845	USD	1,978	2/18/16	24,283
Morgan Stanley & Co., Inc.	USD	2,570	JPY	309,229	2/18/16	(52,933)
Royal Bank of Scotland PLC	JPY	90,675	USD	758	2/18/16	20,003
Royal Bank of Scotland PLC	TWD	26,362	USD	811	2/18/16	3,447
Standard Chartered Bank	RUB	26,144	USD	392	1/15/16	3,761
Standard Chartered Bank	USD	1,981	JPY	243,439	2/18/16	991
Standard Chartered Bank	USD	390	NOK	3,342	2/18/16	(5,489)
State Street Bank & Trust Co.	CHF	560	USD	565	2/18/16	17,554
State Street Bank & Trust Co.	EUR	10,927	USD	11,878	2/18/16	305,615
State Street Bank & Trust Co.	GBP	3,993	USD	6,084	2/18/16	68,820
State Street Bank & Trust Co.	HKD	35,133	USD	4,534	2/18/16	655
State Street Bank & Trust Co.	USD	5,272	CAD	6,950	2/18/16	(67,458)
State Street Bank & Trust Co.	USD	276	EUR	253	2/18/16	(7,583)
State Street Bank & Trust Co.	USD	933	HKD	7,230	2/18/16	(235)
UBS AG	BRL	2,491	USD	647	12/02/15	3,077
UBS AG	USD	672	BRL	2,491	12/02/15	(27,865)
UBS AG	BRL	2,491	USD	665	1/05/16	27,691

						$320,698

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, the aggregate market value of these securities amounted to $6,993,516 or 1.0% of net assets.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of November 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $105,021,176 and gross unrealized depreciation of investments was $(32,869,084), resulting in net unrealized appreciation of $72,152,092.
(f)	An amount of U.S. $29,052 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2015.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel

JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares
TOPIX	-	Tokyo Price Index

AB Tax-Managed Wealth Appreciation

November 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2015:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$53,637,351		$46,981,974		$	– 0	–	$100,619,325
Information Technology	78,093,052		19,771,294			– 0	–	97,864,346
Consumer Discretionary	58,866,550		27,341,285			– 0	–	86,207,835
Health Care	55,770,676		12,836,746			– 0	–	68,607,422
Industrials	24,950,356		29,062,691			– 0	–	54,013,047
Consumer Staples	23,385,337		15,286,027			– 0	–	38,671,364
Energy	18,732,392		6,769,726			– 0	–	25,502,118
Utilities	10,654,694		4,486,255			– 0	–	15,140,949
Materials	6,544,876		8,208,234			– 0	–	14,753,110
Telecommunication Services	1,890,103		10,174,123			– 0	–	12,064,226
Investment Companies	198,366,089		– 0	–		– 0	–	198,366,089
Rights	18,333		– 0	–		– 0	–	18,333
Short-Term Investments	9,049,940		– 0	–		– 0	–	9,049,940

Total Investments in Securities	539,959,749		180,918,355			– 0	–	720,878,104
Other Financial Instruments* :
Assets:
Futures	– 0	–	34,935			– 0	–	34,935
Forward Currency Exchange Contracts	– 0	–	632,165			– 0	–	632,165
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(311,467)			– 0	–	(311,467)

Total+	$539,959,749		$181,273,988		$	– 0	–	$721,233,737

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Tax-Managed Balanced Wealth Strategy

Portfolio of Investments

November 30, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 53.3%
Long-Term Municipal Bonds - 51.7%
Alabama - 4.6%
Alabama Public School & College Authority
Series 2010A
5.00%, 5/01/18	$2,040	$2,235,942
Birmingham Water Works Board
Series 2010A
5.00%, 1/01/25	3,980	4,580,741

		6,816,683

Arizona - 2.1%
Arizona Department of Transportation State Highway Fund Revenue
Series 2011A
5.00%, 7/01/25	2,100	2,478,294
City of Glendale AZ
(City of Glendale AZ Excise Tax)
Series 2015A
5.00%, 7/01/26	410	486,826
Industrial Development Authority of the County of Pima (The)
(Global Water Resources LLC)
Series 2006
5.45%, 12/01/17	140	140,934

		3,106,054

California - 1.8%
City of Los Angeles Department of Airports
(Los Angeles Intl Airport)
Series 2010D
5.00%, 5/15/23	365	423,550
State of California Department of Water Resources Power Supply Revenue
Series 2010L
5.00%, 5/01/20 (a)	1,905	2,219,553

		2,643,103

Colorado - 2.4%
City & County of Denver CO Airport System Revenue
(Denver Intl Airport)
Series 2012A
5.00%, 11/15/27	1,220	1,376,099
PV Water & Sanitation Metropolitan District
Series 2006
Zero Coupon, 12/15/17 (b)(c)	710	248,500
Regional Transportation District COP
Series 2014A
5.00%, 6/01/29	1,475	1,702,696
Todd Creek Village Metropolitan District
Series 2004
5.60%, 12/01/14 (c)	260	192,400

		3,519,695

	Principal Amount (000)	U.S. $ Value
Connecticut - 4.2%
State of Connecticut
Series 2014C
5.00%, 6/15/17	$3,275	$3,482,635
State of Connecticut Special Tax Revenue
Series 2012
5.00%, 1/01/27	2,390	2,782,079

		6,264,714

District of Columbia - 0.9%
District of Columbia
AMBAC Series 2007B
5.25%, 6/01/18	1,200	1,326,588

Florida - 4.3%
County of Miami-Dade FL
(County of Miami-Dade FL Non-Ad Valorem)
Series 2015A
5.00%, 6/01/22	1,000	1,172,550
County of Miami-Dade FL Aviation Revenue
Series 2014B
5.00%, 10/01/25	665	793,618
Series 2015A
5.00%, 10/01/27	200	231,056
County of Miami-Dade FL Spl Tax
Series 2012A
5.00%, 10/01/25	560	649,645
Florida State Board of Education
(State of Florida)
Series 2015B
5.00%, 6/01/17	285	303,362
Heritage Plantation Community Development District
Series 2006B
5.10%, 11/01/13 (c)(d)(e)	105	22,050
Overoaks Community Development District
Series 2004B
5.125%, 5/01/09 (c)(f)	25	12,500
Series 2010A-1
6.125%, 5/01/35 (c)	15	15,016
Series 2010A-2
6.125%, 5/01/35 (c)	35	35,031
Series 2010B
5.125%, 5/01/17 (c)	40	40,223
Parkway Center Community Development District
Series 2004B
7.00%, 5/01/23	70	70,356
Sarasota County School Board COP
Series 2010B
5.00%, 7/01/22	1,165	1,336,943
Tampa Bay Water
Series 2011A
5.00%, 10/01/23	1,380	1,633,313

		6,315,663

	Principal Amount (000)	U.S. $ Value
Georgia - 1.6%
City of Atlanta Department of Aviation
(Hartsfield Jackson Atlanta Intl Airport)
Series 2014A
5.00%, 1/01/28	$1,980	$2,325,748

Illinois - 0.6%
Illinois Finance Authority
(OSF Healthcare System Obligated Group)
Series 2015A
5.00%, 11/15/26	150	176,346
Illinois State Toll Highway Authority
Series 2013B
5.00%, 12/01/18	305	338,703
State of Illinois
Series 2013
5.00%, 7/01/22	315	346,424
Series 2014
5.00%, 4/01/20	75	81,774

		943,247

Indiana - 2.1%
Indiana Bond Bank
(JPMorgan Chase & Co.)
Series 2007A
5.25%, 10/15/19	1,945	2,191,412
Indiana Finance Authority
(I-69 Development Partners LLC)
Series 2014
5.25%, 9/01/29	145	161,881
Richmond Hospital Authority
(Reid Hospital & Health Care Services, Inc.)
Series 2015
5.00%, 1/01/25	580	684,702

		3,037,995

Massachusetts - 0.5%
Commonwealth of Massachusetts
NATL Series 2000E
0.135%, 12/01/30 (g)	100	92,250
AGM Series 2006B
5.25%, 9/01/24	500	628,385

		720,635

Michigan - 1.7%
Michigan Finance Authority
(State of Michigan Unemployment)
Series 2012A
5.00%, 7/01/19	955	1,085,310
Michigan Finance Authority
(City of Detroit MI Sewage Disposal System Revenue)
AGM Series 2014C
5.00%, 7/01/28	325	368,573
Michigan Finance Authority
(City of Detroit MI Water Supply System Revenue)
AGM Series 2014D2

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/28	$1,000	$1,130,060

		2,583,943

Mississippi - 0.3%
State of Mississippi Gaming
Series 2015E
5.00%, 10/15/28	370	430,377

Nebraska - 0.1%
Douglas County Hospital Authority No 2
(Madonna Rehabilitation Hospital)
Series 2014
5.00%, 5/15/21	155	176,661

Nevada - 0.2%
Clark County School District
Series 2015A
5.00%, 6/15/18	315	346,191

New Jersey - 4.0%
New Jersey Economic Development Authority
(NYNJ Link Borrower LLC)
Series 2013
5.25%, 1/01/25	1,195	1,364,475
New Jersey Transit Corp.
Series 2014A
5.00%, 9/15/20	300	335,616
New Jersey Transportation Trust Fund Authority
(New Jersey Transportation Trust Fund Authority State Lease)
Series 2013A
5.00%, 6/15/18-6/15/20	1,840	1,975,347
New Jersey Turnpike Authority
Series 2014A
5.00%, 1/01/29	1,870	2,174,006

		5,849,444

New York - 4.9%
Metropolitan Transportation Authority
Series 2012C
5.00%, 11/15/23	460	551,434
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2012B
5.00%, 11/01/26	2,275	2,718,307
New York State Dormitory Authority
(State University of New York Dormitory Fees)
Series 2013A
5.00%, 7/01/26	205	242,193
New York State Energy Research & Development Authority
(Consolidated Edison Co. of New York, Inc.)
AMBAC Series 2001B
0.159%, 10/01/36 (g)	375	333,531
XLCA Series 2004A
0.137%, 1/01/39 (g)	400	354,840

	Principal Amount (000)	U.S. $ Value
New York State Thruway Authority
(New York State Thruway Authority Gen Toll Road)
Series 2013A
5.00%, 5/01/19	$425	$477,449
Triborough Bridge & Tunnel Authority
Series 2012B
5.00%, 11/15/26	1,000	1,196,610
Series 2013B
5.00%, 11/15/20	1,215	1,427,285

		7,301,649

North Carolina - 0.8%
North Carolina Eastern Municipal Power Agency
Series 2012B
5.00%, 1/01/21 (Pre-refunded/ETM)	150	176,942
State of North Carolina
Series 2010B
5.00%, 6/01/17	1,000	1,065,050

		1,241,992

Pennsylvania - 1.6%
Pennsylvania Higher Educational Facilities Authority
(University of Pennsylvania)
Series 2015
4.00%, 10/01/18	1,000	1,081,390
Pennsylvania Turnpike Commission
Series 2014C
5.00%, 12/01/26	1,000	1,185,210
Philadelphia Authority for Industrial Development
(LLPCS Foundation)
Series 2005A
4.60%, 7/01/15 (c)(d)	55	34,100

		2,300,700

Texas - 6.6%
Bryan Independent School District
Series 2015B
4.00%, 2/15/18	1,000	1,067,600
City of Houston TX Airport System Revenue
Series 2009A
5.00%, 7/01/21-7/01/22	2,815	3,103,097
Grand Parkway Transportation Corp.
Series 2014A
3.00%, 12/15/16	1,710	1,752,032
Harris County-Houston Sports Authority
AGM Series 2014A
5.00%, 11/15/25	615	733,258
Texas A&M University
Series 2009D
5.00%, 5/15/18	2,765	3,037,656

		9,693,643

Utah - 1.0%
State of Utah

	Principal Amount (000)	U.S. $ Value
Series 2010C
5.00%, 7/01/17	$1,345	$1,436,904

Virginia - 1.0%
Virginia College Building Authority
(Virginia College Building Authority State Lease)
Series 2015A
5.00%, 2/01/23	1,190	1,444,755

Washington - 2.3%
Chelan County Public Utility District No 1
Series 2011B
5.50%, 7/01/24	1,815	2,131,917
State of Washington
(State of Washington Fed Hwy Grant)
Series 2012F-1
5.00%, 9/01/22	535	635,778
State of Washington
Series 2015R
5.00%, 7/01/24	145	178,488
State of Washington COP
Series 2015
5.00%, 7/01/18	225	247,239
Washington State Housing Finance Commission
(Heron’s Key Obligated Group)
Series 2015B
4.375%, 1/01/21 (h)	165	167,067

		3,360,489

Wisconsin - 2.1%
City of Milwaukee WI
Series 2015N
3.00%, 3/15/17	430	442,836
State of Wisconsin
Series 2010C
5.00%, 5/01/18	2,470	2,711,615

		3,154,451

Total Long-Term Municipal Bonds (cost $73,432,241)		76,341,324

Short-Term Municipal Notes - 1.6%
Mississippi - 0.7%
Mississippi Business Finance Corp.
(Chevron USA, Inc.)
Series 2007E
0.01%, 12/01/30 (i)	1,100	1,100,000

Texas - 0.9%
Gulf Coast Industrial Development Authority
(Exxon Mobil Corp.)
Series 2012
0.01%, 11/01/41 (i)	1,300	1,300,000

Company	Shares	U.S. $ Value
Total Short-Term Municipal Notes (cost $2,400,000)		$2,400,000

Total Municipal Obligations (cost $75,832,241)		78,741,324

COMMON STOCKS - 27.2%
Financials - 5.4%
Banks - 2.1%
Axis Bank Ltd.	7,750	54,562
Banco Macro SA (ADR) (f)	915	52,969
Bank Hapoalim BM	12,050	62,266
Bank Mandiri Persero Tbk PT	42,000	25,933
Bank of America Corp.	23,216	404,655
Bank of Baroda	19,190	51,833
Bank of China Ltd.-Class H	216,000	96,693
Bank of Montreal	690	39,841
Bank of Queensland Ltd.	12,202	120,320
Citigroup, Inc.	3,277	177,253
Citizens Financial Group, Inc.	7,586	202,015
Comerica, Inc.	1,700	78,795
Danske Bank A/S	5,750	154,110
HDFC Bank Ltd.	4,950	98,027
ICICI Bank Ltd.	7,110	29,245
ING Groep NV	10,754	147,651
Intesa Sanpaolo SpA	16,700	57,229
JPMorgan Chase & Co.	4,944	329,666
KB Financial Group, Inc.	2,040	62,057
Mitsubishi UFJ Financial Group, Inc.	29,100	186,973
PNC Financial Services Group, Inc. (The)	650	62,082
Shinhan Financial Group Co., Ltd.	430	15,438
Toronto-Dominion Bank (The)	1,780	72,696
UniCredit SpA	12,190	71,434
Wells Fargo & Co.	7,899	435,235

		3,088,978

Capital Markets - 0.6%
Affiliated Managers Group, Inc. (f)	569	100,844
Amundi SA (f)(h)	895	45,087
Azimut Holding SpA	1,510	38,522
Bank of New York Mellon Corp. (The)	1,250	54,800
BlackRock, Inc.-Class A	294	106,934
Credit Suisse Group AG (REG) (f)	2,380	51,146
Goldman Sachs Group, Inc. (The)	593	112,682
Morgan Stanley	2,091	71,721
Partners Group Holding AG	310	111,942
UBS Group AG	14,433	276,862

		970,540

Consumer Finance - 0.4%
Capital One Financial Corp.	2,900	227,679
Discover Financial Services	1,818	103,190
OneMain Holdings, Inc. (f)	2,151	104,237
Shriram Transport Finance Co., Ltd.	3,530	46,989

Company	Shares	U.S. $ Value
Synchrony Financial (f)	3,942	$125,481

		607,576

Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc.-Class B (f)	754	101,104
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	13,500	39,566
Challenger Ltd./Australia	11,340	69,009
GRENKELEASING AG	140	27,031
Voya Financial, Inc.	3,081	125,397

		362,107

Insurance - 1.6%
Admiral Group PLC	9,100	222,147
AIA Group Ltd.	53,800	321,923
Allstate Corp. (The)	3,500	219,660
American Financial Group, Inc./OH	1,800	133,200
American International Group, Inc.	1,761	111,964
Aon PLC	966	91,519
Assicurazioni Generali SpA	4,570	86,810
Aviva PLC	7,200	55,466
Chubb Corp. (The)	326	42,553
First American Financial Corp.	1,505	59,357
FNF Group	2,803	100,488
Hanover Insurance Group, Inc. (The)	1,200	101,520
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	450	90,487
NN Group NV	4,670	159,431
Ping An Insurance Group Co. of China Ltd.-Class H	7,500	41,096
Progressive Corp. (The)	850	26,197
Prudential PLC	12,480	289,308
Samsung Life Insurance Co., Ltd.	340	30,219
Suncorp Group Ltd.	4,220	40,753
Travelers Cos., Inc. (The)	1,100	126,027
Unum Group	550	20,174

		2,370,299

Real Estate Investment Trusts (REITs) - 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	33,460	31,849
RLJ Lodging Trust	2,165	52,826

		84,675

Real Estate Management & Development - 0.2%
Ayala Land, Inc.	79,600	57,092
Global Logistic Properties Ltd.	98,000	136,704
LendLease Group	6,770	62,128

		255,924

Thrifts & Mortgage Finance - 0.2%
Housing Development Finance Corp., Ltd.	11,450	209,565
LIC Housing Finance Ltd.	6,950	50,599

		260,164

		8,000,263

Company	Shares	U.S. $ Value
Information Technology - 5.2%
Communications Equipment - 0.2%
Arista Networks, Inc. (f)	1,030	$75,725
Cisco Systems, Inc.	6,423	175,027
F5 Networks, Inc. (f)	610	62,830

		313,582

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp.-Class A	3,703	203,850
China Railway Signal & Communication Corp., Ltd. (f)(h)	106,000	75,061
Corning, Inc.	1,097	20,547
Keysight Technologies, Inc. (f)	3,814	117,509
PAX Global Technology Ltd.	15,000	18,600

		435,567

Internet Software & Services - 1.3%
Alphabet, Inc.-Class A (f)	187	142,653
Alphabet, Inc.-Class C (f)	814	604,476
Baidu, Inc. (Sponsored ADR) (f)	984	214,483
Facebook, Inc.-Class A (f)	5,860	610,846
Tencent Holdings Ltd.	8,400	167,361
Twitter, Inc. (f)	4,350	110,490

		1,850,309

IT Services - 0.7%
Cognizant Technology Solutions Corp.-Class A (f)	3,350	216,343
Tata Consultancy Services Ltd.	3,300	117,545
Visa, Inc.-Class A	6,130	484,331
Wirecard AG	1,340	65,589
Worldpay Group PLC (f)(h)	18,152	81,743
Xerox Corp.	11,588	122,253

		1,087,804

Semiconductors & Semiconductor Equipment - 0.9%
Advanced Semiconductor Engineering, Inc.	71,000	75,409
Altera Corp.	2,214	116,899
Applied Materials, Inc.	8,240	154,665
ASML Holding NV	440	40,711
Infineon Technologies AG	6,300	92,536
Intel Corp.	5,598	194,642
Novatek Microelectronics Corp.	15,000	54,347
NVIDIA Corp.	7,724	245,005
SCREEN Holdings Co., Ltd.	14,000	105,093
Sumco Corp.	7,800	82,771
Taiwan Semiconductor Manufacturing Co., Ltd.	21,000	89,861
Tokyo Electron Ltd.	1,300	86,522

		1,338,461

Software - 1.0%
Adobe Systems, Inc. (f)	880	80,485
ANSYS, Inc. (f)	2,153	200,681
Aspen Technology, Inc. (f)	2,070	90,976
Constellation Software, Inc./Canada	140	60,085
Dassault Systemes	2,500	198,979

Company	Shares	U.S. $ Value
Microsoft Corp.	6,156	$334,579
Mobileye NV (f)	2,105	91,778
Nintendo Co., Ltd.	400	61,498
Oracle Corp.	4,850	189,004
ServiceNow, Inc. (f)	1,196	104,064
Tableau Software, Inc.-Class A (f)	580	56,277

		1,468,406

Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	6,922	818,873
Hewlett Packard Enterprise Co. (f)	7,900	117,394
HP, Inc.	7,900	99,066
Samsung Electronics Co., Ltd.	165	182,645

		1,217,978

		7,712,107

Consumer Discretionary - 4.6%
Auto Components - 0.6%
Aisin Seiki Co., Ltd.	1,000	40,064
Continental AG	555	133,708
Hankook Tire Co., Ltd.	2,610	103,926
Lear Corp.	1,048	131,943
Magna International, Inc.-Class A	4,596	208,843
Plastic Omnium SA	1,540	44,975
Sumitomo Electric Industries Ltd.	6,000	85,377
Valeo SA	646	99,871

		848,707

Automobiles - 0.4%
General Motors Co.	2,175	78,735
Great Wall Motor Co., Ltd.-Class H	48,500	59,850
Honda Motor Co., Ltd.	3,900	127,320
Hyundai Motor Co.	270	34,334
Isuzu Motors Ltd.	5,300	59,608
Peugeot SA (f)	6,680	119,161
Tata Motors Ltd. (f)	6,206	39,414
Tata Motors Ltd.-Class A (f)	3,659	16,238
Toyota Motor Corp.	700	43,565

		578,225

Diversified Consumer Services - 0.1%
Estacio Participacoes SA	5,000	17,300
TAL Education Group (ADR) (f)	3,843	169,246

		186,546

Hotels, Restaurants & Leisure - 0.4%
Carnival Corp.	536	27,084
IMAX China Holding, Inc. (f)(h)	8,000	52,622
Melco International Development Ltd.	47,000	63,982
Merlin Entertainments PLC (h)	3,417	21,043
Sodexo SA	1,430	141,239
Starbucks Corp.	4,380	268,888
Yum! Brands, Inc.	870	63,084

		637,942

Company	Shares	U.S. $ Value
Internet & Catalog Retail - 0.3%
Priceline Group, Inc. (The) (f)	258	$322,203
Vipshop Holdings Ltd. (ADR) (f)	5,670	93,725

		415,928

Leisure Products - 0.0%
Bandai Namco Holdings, Inc.	2,300	51,271

Media - 1.1%
AMC Networks, Inc.-Class A (f)	2,098	170,588
Comcast Corp.-Class A	8,315	506,050
CTS Eventim AG & Co. KGaA	3,170	112,048
Liberty Global PLC-Series C (f)	2,794	114,554
Naspers Ltd.-Class N	315	46,899
Thomson Reuters Corp.	488	19,686
Time Warner, Inc.	2,155	150,807
Vivendi SA	4,940	103,768
Walt Disney Co. (The)	3,072	348,580

		1,572,980

Multiline Retail - 0.4%
B&M European Value Retail SA	20,825	99,363
Dollar General Corp.	1,700	111,197
Dollar Tree, Inc. (f)	960	72,442
Kohl’s Corp.	2,257	106,372
Target Corp.	1,534	111,215

		500,589

Specialty Retail - 0.8%
Foot Locker, Inc.	1,266	82,290
GameStop Corp.-Class A	2,850	99,835
Home Depot, Inc. (The)	3,605	482,637
Kingfisher PLC	7,700	40,943
L Brands, Inc.	780	74,420
L’Occitane International SA	13,000	26,101
O’Reilly Automotive, Inc. (f)	360	94,993
Office Depot, Inc. (f)	14,229	93,769
Sports Direct International PLC (f)	11,762	129,435
Ulta Salon Cosmetics & Fragrance, Inc. (f)	617	103,039

		1,227,462

Textiles, Apparel & Luxury Goods - 0.5%
Cie Financiere Richemont SA	1,905	142,342
Global Brands Group Holding Ltd. (f)	112,000	21,719
HUGO BOSS AG	1,020	88,157
Kering	180	31,098
NIKE, Inc.-Class B	2,514	332,552
Samsonite International SA	20,200	59,770

		675,638

		6,695,288

Health Care - 3.6%
Biotechnology - 0.7%
Alexion Pharmaceuticals, Inc. (f)	879	156,849

Company	Shares	U.S. $ Value
Biogen, Inc. (f)	1,864	$534,707
Gilead Sciences, Inc.	4,074	431,681

		1,123,237

Health Care Equipment & Supplies - 0.7%
Align Technology, Inc. (f)	2,686	179,264
Edwards Lifesciences Corp. (f)	930	151,590
Essilor International SA	345	45,001
Intuitive Surgical, Inc. (f)	973	505,979
Sartorius AG (Preference Shares)	718	168,979

		1,050,813

Health Care Providers & Services - 0.9%
Aetna, Inc.	2,107	216,494
Anthem, Inc.	1,000	130,380
Express Scripts Holding Co. (f)	1,100	94,028
Premier, Inc.-Class A (f)	3,039	104,420
Quest Diagnostics, Inc.	1,100	75,152
Ramsay Health Care Ltd.	220	10,637
UnitedHealth Group, Inc.	5,735	646,392

		1,277,503

Life Sciences Tools & Services - 0.4%
Eurofins Scientific SE	771	290,061
Illumina, Inc. (f)	859	157,970
Mettler-Toledo International, Inc. (f)	303	103,862

		551,893

Pharmaceuticals - 0.9%
Aspen Pharmacare Holdings Ltd. (f)	2,310	49,935
GlaxoSmithKline PLC	5,450	110,761
Johnson & Johnson	2,619	265,148
Merck & Co., Inc.	1,522	80,681
Novo Nordisk A/S-Class B	3,070	168,868
Pfizer, Inc.	10,492	343,823
Roche Holding AG	790	211,610
Shire PLC	610	42,467
Sun Pharmaceutical Industries Ltd.	2,970	32,569

		1,305,862

		5,309,308

Industrials - 2.9%
Aerospace & Defense - 0.5%
Airbus Group SE	890	64,247
General Dynamics Corp.	314	45,988
L-3 Communications Holdings, Inc.	1,089	133,304
Northrop Grumman Corp.	510	95,044
Rockwell Collins, Inc.	830	76,924
Safran SA	910	66,703
United Technologies Corp.	650	62,433
Zodiac Aerospace	4,955	134,188

		678,831

Company	Shares	U.S. $ Value
Airlines - 0.5%
Air Canada (f)	4,170	$32,568
Alaska Air Group, Inc.	1,095	87,304
Delta Air Lines, Inc.	2,521	117,126
International Consolidated Airlines Group SA (f)	17,250	147,163
Japan Airlines Co., Ltd.	2,300	78,590
JetBlue Airways Corp. (f)	5,580	138,049
Qantas Airways Ltd. (f)	26,432	69,283

		670,083

Building Products - 0.0%
Assa Abloy AB-Class B	2,160	45,872

Commercial Services & Supplies - 0.3%
APR Energy PLC (f)	8,565	22,445
Babcock International Group PLC	17,000	274,094
Regus PLC	24,662	129,239

		425,778

Construction & Engineering - 0.0%
Quanta Services, Inc. (f)	1,399	30,848

Electrical Equipment - 0.3%
Acuity Brands, Inc.	464	107,128
AMETEK, Inc.	1,779	100,442
Eaton Corp. PLC	2,897	168,490

		376,060

Industrial Conglomerates - 0.3%
Danaher Corp.	2,777	267,675
General Electric Co.	4,054	121,377
Rheinmetall AG	630	39,895

		428,947

Machinery - 0.3%
Hoshizaki Electric Co., Ltd.	2,000	140,174
ITT Corp.	3,518	139,700
JTEKT Corp.	5,600	103,442
Wabtec Corp./DE	913	73,149

		456,465

Marine - 0.0%
AP Moeller - Maersk A/S-Class B	24	36,531
Nippon Yusen KK	11,000	28,623

		65,154

Professional Services - 0.5%
Bureau Veritas SA	7,752	159,617
Capita PLC	13,568	260,013
Robert Half International, Inc.	1,890	96,730
Teleperformance	2,455	203,999

		720,359

Road & Rail - 0.1%
Canadian National Railway Co.	510	30,441
CAR, Inc. (f)	11,000	20,999

Company	Shares	U.S. $ Value
Central Japan Railway Co.	700	$125,089

		176,529

Trading Companies & Distributors - 0.1%
Brenntag AG	800	43,626
Bunzl PLC	3,720	107,536

		151,162

		4,226,088

Consumer Staples - 2.0%
Beverages - 0.2%
Asahi Group Holdings Ltd.	900	28,246
Monster Beverage Corp. (f)	1,458	225,421

		253,667

Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	1,355	218,724
CP ALL PCL	47,300	62,028
CVS Health Corp.	4,199	395,084
Delhaize Group	1,450	145,177
Lenta Ltd. (GDR) (f)(h)	11,401	86,534
Magnit PJSC (Sponsored GDR) (h)	750	36,165
Olam International Ltd.	54,836	69,747
X5 Retail Group NV (GDR) (f)(h)	1,593	36,002

		1,049,461

Food Products - 0.2%
Bunge Ltd.	174	11,590
ConAgra Foods, Inc.	460	18,828
Ingredion, Inc.	531	52,341
JBS SA	12,500	40,039
Mondelez International, Inc.-Class A	2,030	88,630
Universal Robina Corp.	5,050	21,630

		233,058

Household Products - 0.1%
Henkel AG & Co. KGaA	571	54,716
Procter & Gamble Co. (The)	1,973	147,659

		202,375

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The)-Class A	1,330	111,880
Hengan International Group Co., Ltd.	8,500	85,843
Unilever PLC	460	19,635

		217,358

Tobacco - 0.7%
Altria Group, Inc.	2,301	132,538
British American Tobacco PLC	7,595	441,990
Imperial Tobacco Group PLC	1,080	58,335
Japan Tobacco, Inc.	1,900	68,048
Philip Morris International, Inc.	3,449	301,408

		1,002,319

		2,958,238

Company	Shares	U.S. $ Value
Energy - 1.4%
Energy Equipment & Services - 0.0%
Aker Solutions ASA (h)	3,770	$16,228
National Oilwell Varco, Inc.	483	18,035

		34,263

Oil, Gas & Consumable Fuels - 1.4%
Apache Corp.	432	21,246
BG Group PLC	8,730	135,228
Canadian Natural Resources Ltd.	1,270	30,755
Chevron Corp.	1,200	109,584
EOG Resources, Inc.	2,854	238,109
Exxon Mobil Corp.	3,993	326,068
Hess Corp.	2,338	137,942
JX Holdings, Inc.	31,400	127,375
LUKOIL PJSC (London) (Sponsored ADR)	760	29,238
Marathon Petroleum Corp.	2,368	138,315
Murphy Oil Corp.	3,321	94,914
Occidental Petroleum Corp.	942	71,206
Petroleo Brasileiro SA (Preference Shares) (f)	17,600	34,726
Phillips 66	257	23,523
QEP Resources, Inc.	4,600	72,680
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	3,018	75,100
SM Energy Co.	888	26,080
Tesoro Corp.	145	16,700
TOTAL SA	2,183	108,099
Valero Energy Corp.	2,550	183,243

		2,000,131

		2,034,394

Utilities - 0.8%
Electric Utilities - 0.6%
American Electric Power Co., Inc.	1,900	106,419
Edison International	2,500	148,400
EDP - Energias de Portugal SA	32,800	109,277
Electricite de France SA	5,050	75,213
Enel SpA	12,870	56,686
Exelon Corp.	2,734	74,666
FirstEnergy Corp.	573	17,986
PPL Corp.	4,479	152,465
Westar Energy, Inc.	2,000	85,360

		826,472

Gas Utilities - 0.0%
UGI Corp.	1,116	38,692

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp./VA	5,828	58,222
Huadian Power International Corp., Ltd.-Class H	72,000	45,417
TerraForm Global, Inc.-Class A	10,442	42,081

		145,720

Multi-Utilities - 0.1%
PG&E Corp.	1,902	100,293

Company	Shares	U.S. $ Value
Public Service Enterprise Group, Inc.	700	$27,370

		127,663

Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo	9,200	44,873

		1,183,420

Materials - 0.7%
Chemicals - 0.5%
Agrium, Inc. (Toronto)	500	49,362
Arkema SA	1,140	82,046
CF Industries Holdings, Inc.	3,627	167,350
Covestro AG (f)(h)	1,489	54,645
Essentra PLC	22,226	290,585
JSR Corp.	3,700	58,217
Koninklijke DSM NV	1,310	66,597
LyondellBasell Industries NV-Class A	1,350	129,357

		898,159

Metals & Mining - 0.1%
Goldcorp, Inc.	3,070	36,299
Novolipetsk Steel OJSC (GDR) (h)	3,630	38,280

		74,579

Paper & Forest Products - 0.1%
Mondi PLC	3,720	86,455

		1,059,193

Telecommunication Services - 0.6%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	784	26,397
Bezeq The Israeli Telecommunication Corp., Ltd.	6,714	14,434
BT Group PLC	18,150	135,436
Nippon Telegraph & Telephone Corp.	4,800	178,170
Telefonica Brasil SA (ADR)	238	2,233
Telefonica Brasil SA (Preference Shares)	6,300	60,138

		416,808

Wireless Telecommunication Services - 0.3%
China Mobile Ltd.	7,000	80,268
Rogers Communications, Inc.-Class B	780	30,086
SoftBank Group Corp.	800	42,432
Tower Bersama Infrastructure Tbk PT (f)	62,000	27,256
Turkcell Iletisim Hizmetleri AS	11,420	43,396
Vodafone Group PLC	54,768	184,313
Vodafone Group PLC (Sponsored ADR)	2,800	93,968

		501,719

		918,527

Total Common Stocks (cost $33,821,179)		40,096,826

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 18.8%
Funds and Investment Trusts - 18.8%
AB Multi-Manager Alternative Strategies Fund Class Z (f)(j)	835,841	$8,383,482
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio (j)	692,109	4,214,941
AB Pooling Portfolio - AB Volatility Management Portfolio (j)	1,315,400	15,153,411

Total Investment Companies (cost $28,097,462)		27,751,834

RIGHTS - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG, expiring 12/03/15 (f) (cost $0)	2,379	1,457

SHORT-TERM INVESTMENTS - 0.7%
Investment Companies - 0.7%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.16% (j)(k) (cost $988,232)	988,232	988,232

Total Investments - 100.0% (cost $138,739,114) (l)	147,579,673
Other assets less liabilities - 0.0%		(26,292)

Net Assets - 100.0%		$147,553,381

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	BRL	190	USD	48	12/02/15	$(1,023)
HSBC Bank USA	USD	49	BRL	190	12/02/15	(235)
Morgan Stanley & Co., Inc.	BRL	316	USD	83	12/02/15	1,189
Morgan Stanley & Co., Inc.	USD	82	BRL	316	12/02/15	(390)
Royal Bank of Scotland PLC	KRW	45,608	USD	40	2/18/16	679
Royal Bank of Scotland PLC	TWD	1,363	USD	42	2/18/16	178
Standard Chartered Bank	RUB	1,909	USD	29	1/15/16	275
Standard Chartered Bank	KRW	144,999	USD	125	2/18/16	79
State Street Bank & Trust Co.	AUD	202	USD	144	2/18/16	(1,786)
State Street Bank & Trust Co.	CHF	39	USD	39	2/18/16	1,222
State Street Bank & Trust Co.	EUR	1,017	USD	1,105	2/18/16	27,511
State Street Bank & Trust Co.	GBP	417	USD	636	2/18/16	7,766
State Street Bank & Trust Co.	HKD	2,206	USD	285	2/18/16	52
State Street Bank & Trust Co.	ILS	238	USD	61	2/18/16	(289)
State Street Bank & Trust Co.	JPY	44,805	USD	374	2/18/16	9,104

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	SEK	483	USD	56	2/18/16	$321
State Street Bank & Trust Co.	USD	227	AUD	317	2/18/16	1,324
State Street Bank & Trust Co.	USD	424	CAD	559	2/18/16	(5,426)
State Street Bank & Trust Co.	USD	41	GBP	27	2/18/16	(345)
State Street Bank & Trust Co.	USD	620	JPY	75,278	2/18/16	(7,576)
State Street Bank & Trust Co.	USD	94	NOK	810	2/18/16	(1,061)
State Street Bank & Trust Co.	USD	436	SEK	3,760	2/18/16	(3,878)
UBS AG	BRL	506	USD	131	12/02/15	625
UBS AG	USD	136	BRL	506	12/02/15	(5,660)
UBS AG	BRL	506	USD	135	1/05/16	5,625

						$28,281

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Bank of America, NA	$200	9/02/20	1.548%	CPI	#	$(341)
Bank of America, NA	900	3/04/24	2.493%	CPI	#	(80,549)
Bank of America, NA	600	7/09/24	2.613%	CPI	#	(61,265)
Barclays Bank PLC	2,000	1/31/19	2.385%	CPI	#	(160,491)
Barclays Bank PLC	200	5/05/25	2.125%	CPI	#	(5,173)
Barclays Bank PLC	1,800	1/31/27	2.628%	CPI	#	(250,932)
Citibank, NA	2,000	5/05/18	1.843%	CPI	#	(27,641)
Citibank, NA	450	8/26/20	2.298%	CPI	#	(29,819)
Citibank, NA	300	5/24/23	2.533%	CPI	#	(31,910)
Goldman Sachs Bank USA	1,400	1/31/22	2.515%	CPI	#	(154,206)
Morgan Stanley Capital Services LLC	250	4/16/23	2.690%	CPI	#	(31,355)

						$(833,682)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$700	10/26/22	1.123%	SIFMA	*	$2,646
JPMorgan Chase Bank, NA	830	11/06/23	1.321%	SIFMA	*	(1,386)

						$1,260

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)	Security is in default and is non-income producing.
(c)	Illiquid security.
(d)	Defaulted matured security.
(e)	Fair valued by the Adviser.
(f)	Non-income producing security.
(g)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of November 30, 2015 and the aggregate market value of these securities amounted to $780,621 or 0.53% of net assets.
(h)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, the aggregate market value of these securities amounted to $710,477 or 0.5% of net assets.
(i)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(j)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(k)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(l)	As of November 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $12,766,761 and gross unrealized depreciation of investments was $(3,926,202), resulting in net unrealized appreciation of $8,840,559.

As of November 30, 2015, the Strategy held 53.4% of its total investments in municipal bonds. Of the total investments in municipal bonds, 6.3% is insured (0.0% of this amount represents the Strategy’s holding in pre-refunded or escrowed to maturity bonds).

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
GDR	-	Global Depositary Receipt
NATL	-	National Interstate Corporation
OJSC	-	Open Joint Stock Company
OSF	-	Order of St. Francis

PJSC	-	Public Joint Stock Company
REG	-	Registered Shares
XLCA	-	XL Capital Assurance Inc.

AB Tax-Managed Balanced Wealth Strategy

November 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2015:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Municipal Obligations	$	– 0	–	$77,763,147		$978,177		$78,741,324
Common Stocks:
Financials		4,367,499		3,632,764		– 0	–	8,000,263
Information Technology		6,197,579		1,514,528		– 0	–	7,712,107
Consumer Discretionary		4,590,762		2,104,526		– 0	–	6,695,288
Health Care		4,347,399		961,909		– 0	–	5,309,308
Industrials		1,947,165		2,278,923		– 0	–	4,226,088
Consumer Staples		1,862,804		1,095,434		– 0	–	2,958,238
Energy		1,508,400		525,994		– 0	–	2,034,394
Utilities		851,954		331,466		– 0	–	1,183,420
Materials		437,013		622,180		– 0	–	1,059,193
Telecommunication Services		152,684		765,843		– 0	–	918,527
Investment Companies		27,751,834		– 0	–	– 0	–	27,751,834
Rights		1,457		– 0	–	– 0	–	1,457
Short-Term Investments		988,232		– 0	–	– 0	–	988,232

Total Investments in Securities		55,004,782		91,596,714		978,177		147,579,673
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts		– 0	–	55,950		– 0	–	55,950
Interest Rate Swaps		– 0	–	2,646		– 0	–	2,646
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(27,669)		– 0	–	(27,669)
Inflation (CPI) Swaps		– 0	–	(833,682)		– 0	–	(833,682)
Interest Rate Swaps		– 0	–	(1,386)		– 0	–	(1,386)

Total^		$55,004,782		$90,792,573		$978,177		$146,775,532

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 8/31/15	$1,130,576		$1,130,576
Accrued discounts/(premiums)	(140)		(140)
Realized gain (loss)	320		320
Change in unrealized appreciation/depreciation	17,421		17,421
Purchases	– 0	–	– 0	–
Sales	(170,000)		(170,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 11/30/15	$978,177		$978,177

Net change in unrealized appreciation/depreciation from investments held as of 11/30/15	$17,467		$17,467

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Tax-Managed Conservative Wealth Strategy

Portfolio of Investments

November 30, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 69.2%
Long-Term Municipal Bonds - 69.2%
Alabama - 1.3%
Alabama Public School & College Authority
Series 2012A
5.00%, 3/01/17	$590	$622,055

Alaska - 1.1%
Municipality of Anchorage AK
Series 2015B
5.00%, 9/01/24	430	527,589

Arizona - 1.7%
Arizona Department of Transportation State Highway Fund Revenue
Series 2011A
5.00%, 7/01/24	675	796,986

Arkansas - 0.3%
State of Arkansas
Series 2014
5.00%, 10/01/16	140	145,352

California - 1.0%
State of California
Series 2012
5.00%, 9/01/20	270	315,951
State of California Department of Water Resources Power Supply Revenue
Series 2015O
5.00%, 5/01/22	130	157,446

		473,397

Colorado - 3.8%
Board of Water Commissioners City & County of Denver (The)
Series 2012B
5.00%, 12/15/15	800	801,464
City & County of Denver CO Airport System Revenue
(Denver Intl Airport)
Series 2011A
5.25%, 11/15/18	500	556,665
Denver Urban Renewal Authority
(Stapleton Development Corp.)
Series 2013A
5.00%, 12/01/16-12/01/21	415	446,107

		1,804,236

Connecticut - 0.2%
State of Connecticut
Series 2014A
5.00%, 3/01/30	70	80,708

District of Columbia - 0.6%
Metropolitan Washington Airports Authority
Series 2010B
5.00%, 10/01/16	275	285,348

	Principal Amount (000)	U.S. $ Value
Florida - 5.1%
Central Florida Expressway Authority
Series 2013B
5.00%, 7/01/22	$155	$185,318
Citizens Property Insurance Corp.
Series 2012A
5.00%, 6/01/22	110	130,005
City of Jacksonville FL
(City of Jacksonville FL Lease)
Series 2010A-1
5.00%, 10/01/19	450	511,245
County of Broward FL Airport System Revenue
(Fort Lauderdale Hollywood Intl Airport)
Series 2012Q
5.00%, 10/01/24	205	242,913
Florida Department of Environmental Protection
Series 2008B
5.25%, 7/01/17	425	455,077
Florida State Hurricane Catastrophe Fund Finance Corp.
Series 2010A
5.00%, 7/01/16 (Pre-refunded/ETM)	300	307,974
State of Florida
Series 2012B
5.00%, 7/01/17	550	587,224

		2,419,756

Georgia - 3.3%
Fulton County Development Authority
(Robert W Woodruff Arts Center, Inc.)
Series 2009B
5.25%, 3/15/24	305	340,358
Main Street Natural Gas, Inc.
(JPMorgan Chase & Co.)
Series 2007A
5.00%, 3/15/17	385	404,127
Municipal Electric Authority of Georgia
Series 2008A
5.25%, 1/01/17	190	199,371
Series 2012B
5.00%, 1/01/18	555	601,370

		1,545,226

Hawaii - 1.2%
State of Hawaii
Series 2014E
5.00%, 8/01/24	460	567,175

Illinois - 0.7%
State of Illinois
Series 2012
5.00%, 8/01/21-8/01/23	160	175,781
Series 2014
5.00%, 5/01/22-5/01/28	160	174,022

		349,803

	Principal Amount (000)	U.S. $ Value
Indiana - 1.2%
County of Jasper IN
(Northern Indiana Public Service Co.)
NATL Series 1988B
5.60%, 11/01/16	$75	$78,100
Indiana Bond Bank
(JPMorgan Chase & Co.)
Series 2007A
5.25%, 10/15/20	150	171,449
Indiana Finance Authority
(Indiana Finance Authority SRF)
Series 2012B
5.00%, 2/01/27	275	319,063

		568,612

Iowa - 0.7%
Iowa Finance Authority
(Iowa Finance Authority SRF)
Series 2015
5.00%, 8/01/18	280	310,274

Kansas - 1.5%
Sedgwick County Unified School District No 266 Maize
Series 2015B
5.00%, 9/01/18 (a)	435	480,153
State of Kansas Department of Transportation
Series 2015A
5.00%, 9/01/22	170	206,083

		686,236

Kentucky - 1.9%
Kentucky Asset Liability Commission
(Commonwealth of Kentucky Fed Hwy Grant)
Series 2014A
5.00%, 9/01/25	440	521,725
Kentucky Turnpike Authority
Series 2015B
5.00%, 7/01/18	335	368,383

		890,108

Louisiana - 1.0%
City of New Orleans LA
NATL Series 2005
5.25%, 12/01/20	450	451,607

Massachusetts - 1.8%
Commonwealth of Massachusetts
AGM Series 2006C
0.844%, 11/01/19 (b)	300	306,960
Massachusetts Health & Educational Facilities Authority
(CareGroup, Inc.)
Series 2008E-2
5.00%, 7/01/16	540	553,937

		860,897

	Principal Amount (000)	U.S. $ Value
Michigan - 3.0%
City of Detroit MI Sewage Disposal System Revenue
AGM Series 2006D
0.818%, 7/01/32 (c)	$410	$372,764
Michigan Finance Authority
(State of Michigan Unemployment)
Series 2012B
5.00%, 7/01/20	915	1,036,054

		1,408,818

Minnesota - 0.7%
Elk River Independent School District No 728
Series 2015C
5.00%, 2/01/18	300	326,466

Missouri - 1.4%
City of Springfield MO Public Utility Revenue
Series 2015
5.00%, 8/01/21	235	277,796
City of St Louis MO Airport Revenue
(Lambert-St Louis Intl Airport)
NATL Series 2005
5.50%, 7/01/16	375	385,669

		663,465

Nevada - 1.8%
State of Nevada
(State of Nevada Unemployment)
Series 2013
5.00%, 12/01/16	685	715,962
State of Nevada
Series 2015D
5.00%, 4/01/23	90	109,342

		825,304

New Jersey - 1.9%
New Jersey Economic Development Authority
(New Jersey Economic Development Authority State Lease)
Series 2008A
5.00%, 5/01/17	250	259,385
Series 2015X
5.00%, 6/15/19	285	305,058
New Jersey Economic Development Authority
(New Jersey Cigarette Tax)
Series 2012
5.00%, 6/15/16	330	335,808

		900,251

New Mexico - 1.3%
State of New Mexico Severance Tax Permanent Fund
Series 2015

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/18	$540	$595,701

New York - 7.7%
City of New York NY
Series 2008C
5.25%, 8/01/17	160	171,890
Metropolitan Transportation Authority
Series 2012F
5.00%, 11/15/23-11/15/26	475	563,854
New York State Dormitory Authority
(City University of New York State Lease)
Series 2008B
5.00%, 7/01/16	150	154,084
New York State Dormitory Authority
(New York State Dormitory Authority Lease)
Series 2009A
5.00%, 7/01/18	1,000	1,102,610
New York State Dormitory Authority
(State of New York Pers Income Tax)
Series 2009A
5.00%, 3/15/17	385	406,621
Series 2013A
5.00%, 2/15/20	355	409,457
Series 2014A
5.00%, 2/15/28	190	224,549
New York State Thruway Authority
(State of New York Pers Income Tax)
Series 2008A
5.00%, 3/15/18	270	295,153
New York State Thruway Authority
(New York State Thruway Authority Gen Toll Road)
Series 2013A
5.00%, 5/01/19	165	185,363
Port Authority of New York & New Jersey
Series 2013-178
5.00%, 12/01/28	120	138,886

		3,652,467

Ohio - 1.8%
City of Cleveland OH Airport System Revenue
AMBAC Series 2006A
5.00%, 1/01/16	490	491,798
County of Cuyahoga OH
(County of Cuyahoga OH Lease)
Series 2010F
5.25%, 12/01/25	285	334,892

		826,690

Pennsylvania - 3.4%
Pennsylvania Economic Development Financing Authority
(Commonwealth of Pennsylvania Unemployment)
Series 2012A
5.00%, 7/01/17	220	234,925
Philadelphia Gas Works Co.
Series 2015
4.00%, 8/01/18	420	451,735

	Principal Amount (000)	U.S. $ Value
Philadelphia Parking Authority (The)
(Philadelphia Airport Parking)
Series 2009
5.125%, 9/01/22	$800	$922,392

		1,609,052

Rhode Island - 1.4%
Rhode Island Commerce Corp.
(State of Rhode Island DOT Fed Hwy Grant)
AGC Series 2009A
5.25%, 6/15/18	600	659,664

Texas - 8.7%
City of Houston TX Combined Utility System Revenue
Series 2014C
5.00%, 5/15/28	160	188,694
City of San Antonio TX Util Drainage System Revenue
Series 2013
5.00%, 2/01/27	135	158,838
City of San Antonio TX Water System Revenue
NATL Series 2007
5.50%, 5/15/16	680	696,171
City Public Service Board of San Antonio TX
Series 2012B
2.00%, 12/01/27	635	635,000
Series 2014
5.00%, 2/01/17	70	73,659
Harris County TX Toll Road Senior Lien
Series 2015B
5.00%, 8/15/27 (a)	290	352,930
Northwest Independent School District
Series 2015B
4.00%, 2/15/18	200	213,474
SA Energy Acquisition Public Facility Corp.
Goldman Sachs Group, Inc. (The)
Series 2007
5.50%, 8/01/22	460	543,251
Spring Branch Independent School District
Series 2015B
5.00%, 2/01/25	100	123,394
Spring Independent School District
Series 2011
5.00%, 8/15/24	600	691,704
Texas Public Finance Authority
(Texas Public Finance Authority State Lease)
Series 2015D
4.00%, 2/01/18	420	447,426

		4,124,541

Virginia - 1.3%
County of Fairfax VA
Series 2011A
5.00%, 4/01/17	580	614,174

	Principal Amount (000)	U.S. $ Value
Washington - 4.7%
Energy Northwest
(Bonneville Power Administration)
Series 2009A
5.25%, 7/01/18	$255	$282,923
Series 2012A
5.00%, 7/01/19	620	704,363
State of Washington
Series 2011R
5.00%, 7/01/17	650	693,881
University of Washington
Series 2015C
5.00%, 12/01/18	500	559,170

		2,240,337

Wisconsin - 1.7%
State of Wisconsin
Series 20143
5.00%, 11/01/21	190	227,242
Series 2014B
5.00%, 5/01/16	575	586,166

		813,408

Total Municipal Obligations (cost $31,715,547)		32,645,703

	Shares
COMMON STOCKS - 18.2%
Financials - 3.6%
Banks - 1.4%
Axis Bank Ltd.	1,700	11,968
Banco Macro SA (ADR) (d)	200	11,578
Bank Hapoalim BM	2,320	11,988
Bank Mandiri Persero Tbk PT	9,500	5,866
Bank of America Corp.	5,055	88,109
Bank of Baroda	3,880	10,480
Bank of China Ltd.-Class H	45,000	20,144
Bank of Montreal	160	9,239
Bank of Queensland Ltd.	2,832	27,925
Citigroup, Inc.	654	35,375
Citizens Financial Group, Inc.	1,730	46,070
Comerica, Inc.	163	7,555
Danske Bank A/S	1,230	32,966
HDFC Bank Ltd.	1,130	22,378
ICICI Bank Ltd.	1,530	6,293
ING Groep NV	2,390	32,814
Intesa Sanpaolo SpA	3,760	12,885
JPMorgan Chase & Co.	880	58,678
KB Financial Group, Inc.	420	12,777
Mitsubishi UFJ Financial Group, Inc.	6,700	43,049
PNC Financial Services Group, Inc. (The)	152	14,518
Shinhan Financial Group Co., Ltd.	240	8,617
Toronto-Dominion Bank (The)	380	15,519
UniCredit SpA	2,730	15,998

Company	Shares	U.S. $ Value
Wells Fargo & Co.	1,664	$91,686

		654,475

Capital Markets - 0.5%
Affiliated Managers Group, Inc. (d)	122	21,622
Amundi SA (d)(e)	197	9,924
Azimut Holding SpA	500	12,756
Bank of New York Mellon Corp. (The)	450	19,728
BlackRock, Inc.-Class A	64	23,278
Credit Suisse Group AG (REG) (d)	850	18,267
Goldman Sachs Group, Inc. (The)	127	24,133
Morgan Stanley	385	13,205
Partners Group Holding AG	70	25,277
State Street Corp.	100	7,258
UBS Group AG	3,143	60,291

		235,739

Consumer Finance - 0.3%
Capital One Financial Corp.	625	49,069
Discover Financial Services	377	21,399
OneMain Holdings, Inc. (d)	441	21,371
Shriram Transport Finance Co., Ltd.	630	8,386
Synchrony Financial (d)	841	26,772

		126,997

Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc.-Class B (d)	161	21,589
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	3,000	8,792
Challenger Ltd./Australia	2,190	13,327
GRENKELEASING AG	30	5,792
Voya Financial, Inc.	680	27,676

		77,176

Insurance - 1.0%
Admiral Group PLC	2,132	52,046
AIA Group Ltd.	12,400	74,198
Allstate Corp. (The)	773	48,514
American Financial Group, Inc./OH	198	14,652
American International Group, Inc.	370	23,525
Aon PLC	210	19,895
Assicurazioni Generali SpA	990	18,806
Aviva PLC	1,650	12,711
Chubb Corp. (The)	68	8,876
First American Financial Corp.	305	12,029
FNF Group	606	21,725
Hanover Insurance Group, Inc. (The)	185	15,651
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	100	20,108
NN Group NV	957	32,671
Ping An Insurance Group Co. of China Ltd.-Class H	1,500	8,219
Progressive Corp. (The)	175	5,394
Prudential PLC	2,665	61,779
Samsung Life Insurance Co., Ltd.	80	7,110
Suncorp Group Ltd.	920	8,885
Travelers Cos., Inc. (The)	125	14,321

Company	Shares	U.S. $ Value
Unum Group	125	$4,585

		485,700

Real Estate Investment Trusts (REITs) - 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	7,360	7,006
RLJ Lodging Trust	470	11,468

		18,474

Real Estate Management & Development - 0.1%
Ayala Land, Inc.	17,700	12,695
Global Logistic Properties Ltd.	21,000	29,294
LendLease Group	1,470	13,490

		55,479

Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp., Ltd.	2,490	45,574
LIC Housing Finance Ltd.	1,520	11,066

		56,640

		1,710,680

Information Technology - 3.5%
Communications Equipment - 0.1%
Arista Networks, Inc. (d)	158	11,616
Cisco Systems, Inc.	1,283	34,962
F5 Networks, Inc. (d)	129	13,287

		59,865

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp.-Class A	782	43,049
China Railway Signal & Communication Corp., Ltd. (d)(e)	22,680	16,060
Keysight Technologies, Inc. (d)	887	27,329
PAX Global Technology Ltd.	3,000	3,720

		90,158

Internet Software & Services - 0.8%
Alphabet, Inc.-Class A (d)	39	29,751
Alphabet, Inc.-Class C (d)	174	129,212
Baidu, Inc. (Sponsored ADR) (d)	216	47,082
Facebook, Inc.-Class A (d)	1,233	128,528
Tencent Holdings Ltd.	1,800	35,863
Twitter, Inc. (d)	918	23,317

		393,753

IT Services - 0.5%
Cognizant Technology Solutions Corp.-Class A (d)	698	45,077
Tata Consultancy Services Ltd.	560	19,947
Visa, Inc.-Class A	1,272	100,501
Wirecard AG	198	9,691
Worldpay Group PLC (d)(e)	4,018	18,094
Xerox Corp.	2,141	22,588

		215,898

Company	Shares	U.S. $ Value
Semiconductors & Semiconductor Equipment - 0.6%
Advanced Semiconductor Engineering, Inc.	15,000	$15,931
Altera Corp.	458	24,182
Applied Materials, Inc.	1,696	31,834
ASML Holding NV	150	13,879
Infineon Technologies AG	1,280	18,801
Intel Corp.	1,158	40,264
Novatek Microelectronics Corp.	4,000	14,492
NVIDIA Corp.	1,630	51,704
SCREEN Holdings Co., Ltd.	3,000	22,520
Sumco Corp.	1,800	19,101
Taiwan Semiconductor Manufacturing Co., Ltd.	4,000	17,116
Tokyo Electron Ltd.	300	19,967

		289,791

Software - 0.7%
Adobe Systems, Inc. (d)	190	17,377
ANSYS, Inc. (d)	444	41,385
Aspen Technology, Inc. (d)	445	19,558
Constellation Software, Inc./Canada	30	12,875
Dassault Systemes	569	45,288
Microsoft Corp.	1,260	68,481
Mobileye NV (d)	438	19,097
Nintendo Co., Ltd.	100	15,374
Oracle Corp.	1,021	39,788
ServiceNow, Inc. (d)	248	21,579
Tableau Software, Inc.-Class A (d)	123	11,935

		312,737

Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.	1,486	175,794
Hewlett Packard Enterprise Co. (d)	1,675	24,890
HP, Inc.	1,675	21,004
Samsung Electronics Co., Ltd.	42	46,492

		268,180

		1,630,382

Consumer Discretionary - 3.0%
Auto Components - 0.4%
Continental AG	119	28,669
Hankook Tire Co., Ltd.	570	22,697
Lear Corp.	230	28,957
Magna International, Inc.-Class A	972	44,167
Plastic Omnium SA	350	10,222
Sumitomo Electric Industries Ltd.	1,300	18,498
Valeo SA	140	21,644

		174,854

Automobiles - 0.2%
General Motors Co.	318	11,512
Great Wall Motor Co., Ltd.-Class H	11,000	13,574
Honda Motor Co., Ltd.	900	29,382
Hyundai Motor Co.	60	7,630
Isuzu Motors Ltd.	1,100	12,371
Peugeot SA (d)	1,470	26,222
Tata Motors Ltd. (d)	1,530	9,717

Company	Shares	U.S. $ Value
Toyota Motor Corp.	100	$6,224

		116,632

Diversified Consumer Services - 0.1%
Estacio Participacoes SA	1,100	3,806
TAL Education Group (ADR) (d)	857	37,742

		41,548

Hotels, Restaurants & Leisure - 0.3%
Carnival Corp.	112	5,659
IMAX China Holding, Inc. (d)(e)	1,600	10,524
Melco International Development Ltd.	11,000	14,975
Merlin Entertainments PLC (e)	1,340	8,252
Sodexo SA	310	30,618
Starbucks Corp.	924	56,725
Yum! Brands, Inc.	185	13,414

		140,167

Internet & Catalog Retail - 0.2%
Priceline Group, Inc. (The) (d)	55	68,687
Vipshop Holdings Ltd. (ADR) (d)	1,230	20,332

		89,019

Leisure Products - 0.0%
Bandai Namco Holdings, Inc.	500	11,146

Media - 0.7%
AMC Networks, Inc.-Class A (d)	443	36,020
Comcast Corp.-Class A	1,788	108,817
CTS Eventim AG & Co. KGaA	860	30,398
Liberty Global PLC-Series C (d)	568	23,288
Naspers Ltd.-Class N	60	8,933
Thomson Reuters Corp.	100	4,034
Time Warner, Inc.	375	26,243
Vivendi SA	1,166	24,493
Walt Disney Co. (The)	636	72,167

		334,393

Multiline Retail - 0.2%
B&M European Value Retail SA	5,410	25,813
Dollar General Corp.	375	24,529
Dollar Tree, Inc. (d)	209	15,771
Kohl’s Corp.	456	21,491
Target Corp.	320	23,200

		110,804

Specialty Retail - 0.6%
Foot Locker, Inc.	298	19,370
GameStop Corp.-Class A	631	22,104
Home Depot, Inc. (The)	762	102,017
Kingfisher PLC	1,630	8,667
L Brands, Inc.	165	15,743
L’Occitane International SA	3,000	6,023
O’Reilly Automotive, Inc. (d)	75	19,790
Office Depot, Inc. (d)	2,961	19,513

Company	Shares	U.S. $ Value
Sports Direct International PLC (d)	2,539	$27,940
Ulta Salon Cosmetics & Fragrance, Inc. (d)	128	21,376

		262,543

Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA	409	30,560
Global Brands Group Holding Ltd. (d)	24,000	4,654
HUGO BOSS AG	271	23,422
Kering	40	6,911
NIKE, Inc.-Class B	531	70,241
Samsonite International SA	4,500	13,315

		149,103

		1,430,209

Health Care - 2.4%
Biotechnology - 0.5%
Alexion Pharmaceuticals, Inc. (d)	183	32,655
Biogen, Inc. (d)	371	106,425
Gilead Sciences, Inc.	827	87,629

		226,709

Health Care Equipment & Supplies - 0.5%
Align Technology, Inc. (d)	554	36,974
Edwards Lifesciences Corp. (d)	197	32,111
Essilor International SA	72	9,392
Intuitive Surgical, Inc. (d)	206	107,124
Sartorius AG (Preference Shares)	150	35,302

		220,903

Health Care Providers & Services - 0.6%
Aetna, Inc.	437	44,902
Anthem, Inc.	200	26,076
Express Scripts Holding Co. (d)	220	18,805
Premier, Inc.-Class A (d)	641	22,025
Quest Diagnostics, Inc.	244	16,670
UnitedHealth Group, Inc.	1,237	139,422

		267,900

Life Sciences Tools & Services - 0.2%
Eurofins Scientific SE	156	58,690
Illumina, Inc. (d)	187	34,389
Mettler-Toledo International, Inc. (d)	68	23,309

		116,388

Pharmaceuticals - 0.6%
Aspen Pharmacare Holdings Ltd. (d)	500	10,808
GlaxoSmithKline PLC	1,180	23,981
Johnson & Johnson	625	63,275
Merck & Co., Inc.	147	7,793
Novo Nordisk A/S-Class B	684	37,624
Pfizer, Inc.	2,342	76,747
Roche Holding AG	180	48,215
Shire PLC	150	10,443

Company	Shares	U.S. $ Value
Sun Pharmaceutical Industries Ltd.	640	$7,018

		285,904

		1,117,804

Industrials - 2.0%
Aerospace & Defense - 0.3%
Airbus Group SE	190	13,716
General Dynamics Corp.	53	7,762
L-3 Communications Holdings, Inc.	229	28,032
Northrop Grumman Corp.	100	18,636
Rockwell Collins, Inc.	181	16,775
Safran SA	200	14,660
United Technologies Corp.	199	19,114
Zodiac Aerospace	1,082	29,302

		147,997

Airlines - 0.3%
Air Canada (d)	900	7,029
Alaska Air Group, Inc.	227	18,099
Delta Air Lines, Inc.	568	26,389
International Consolidated Airlines Group SA (d)	3,640	31,054
Japan Airlines Co., Ltd.	500	17,085
JetBlue Airways Corp. (d)	1,316	32,558
Qantas Airways Ltd. (d)	5,342	14,002

		146,216

Building Products - 0.0%
Assa Abloy AB-Class B	215	4,566

Commercial Services & Supplies - 0.2%
APR Energy PLC (d)	1,977	5,181
Babcock International Group PLC	3,267	52,674
Regus PLC	5,545	29,058

		86,913

Construction & Engineering - 0.0%
Quanta Services, Inc. (d)	304	6,703

Electrical Equipment - 0.2%
Acuity Brands, Inc.	95	21,933
AMETEK, Inc.	369	20,834
Eaton Corp. PLC	636	36,990

		79,757

Industrial Conglomerates - 0.2%
Danaher Corp.	585	56,388
General Electric Co.	1,135	33,982
Rheinmetall AG	140	8,866

		99,236

Machinery - 0.2%
Hoshizaki Electric Co., Ltd.	400	28,035
ITT Corp.	744	29,544
JTEKT Corp.	1,200	22,166

Company	Shares	U.S. $ Value
Wabtec Corp./DE	189	$15,143

		94,888

Marine - 0.1%
AP Moeller - Maersk A/S-Class B	5	7,611
Nippon Yusen KK	3,000	7,806

		15,417

Professional Services - 0.3%
Bureau Veritas SA	1,700	35,004
Capita PLC	2,918	55,920
Robert Half International, Inc.	393	20,114
Teleperformance	520	43,209

		154,247

Road & Rail - 0.1%
Canadian National Railway Co.	110	6,565
CAR, Inc. (d)	2,000	3,818
Central Japan Railway Co.	200	35,740

		46,123

Trading Companies & Distributors - 0.1%
Brenntag AG	265	14,451
Bunzl PLC	840	24,282

		38,733

		920,796

Consumer Staples - 1.4%
Beverages - 0.1%
Asahi Group Holdings Ltd.	200	6,277
Monster Beverage Corp. (d)	303	46,847

		53,124

Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	286	46,166
CP ALL PCL	10,200	13,376
CVS Health Corp.	914	85,998
Delhaize Group	345	34,542
Lenta Ltd. (GDR) (d)(e)	2,413	18,315
Magnit PJSC (Sponsored GDR) (e)	170	8,197
Olam International Ltd.	11,936	15,182
X5 Retail Group NV (GDR) (d)(e)	360	8,136

		229,912

Food Products - 0.1%
Ingredion, Inc.	110	10,843
JBS SA	2,900	9,289
Mondelez International, Inc.-Class A	368	16,067
Universal Robina Corp.	2,190	9,380

		45,579

Household Products - 0.1%
Henkel AG & Co. KGaA	85	8,145

Company	Shares	U.S. $ Value
Procter & Gamble Co. (The)	459	$34,351

		42,496

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The)-Class A	283	23,806
Hengan International Group Co., Ltd.	2,000	20,198
Unilever PLC	230	9,818

		53,822

Tobacco - 0.5%
Altria Group, Inc.	510	29,376
British American Tobacco PLC	1,699	98,873
Imperial Tobacco Group PLC	214	11,559
Japan Tobacco, Inc.	400	14,326
Philip Morris International, Inc.	723	63,183

		217,317

		642,250

Energy - 0.9%
Energy Equipment & Services - 0.0%
Aker Solutions ASA (e)	840	3,616
National Oilwell Varco, Inc.	104	3,883

		7,499

Oil, Gas & Consumable Fuels - 0.9%
BG Group PLC	2,020	31,290
Canadian Natural Resources Ltd.	290	7,023
Chevron Corp.	414	37,806
EOG Resources, Inc.	606	50,559
Exxon Mobil Corp.	704	57,489
Hess Corp.	387	22,833
JX Holdings, Inc.	7,000	28,396
LUKOIL PJSC (London) (Sponsored ADR)	170	6,540
Marathon Petroleum Corp.	558	32,593
Murphy Oil Corp.	716	20,463
Occidental Petroleum Corp.	204	15,420
Petroleo Brasileiro SA (Preference Shares) (d)	3,800	7,498
QEP Resources, Inc.	1,019	16,100
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	620	15,428
SM Energy Co.	192	5,639
Tesoro Corp.	31	3,570
TOTAL SA	487	24,115
Valero Energy Corp.	530	38,086

		420,848

		428,347

Materials - 0.5%
Chemicals - 0.4%
Agrium, Inc. (Toronto)	110	10,860
Arkema SA	260	18,712
CF Industries Holdings, Inc.	845	38,988
Covestro AG (d)(e)	332	12,184
Essentra PLC	4,550	59,487
JSR Corp.	800	12,588
Koninklijke DSM NV	303	15,404

Company	Shares	U.S. $ Value
LyondellBasell Industries NV-Class A	416	$39,861

		208,084

Metals & Mining - 0.0%
Goldcorp, Inc.	650	7,686
Novolipetsk Steel OJSC (GDR) (e)	800	8,436

		16,122

Paper & Forest Products - 0.1%
Mondi PLC	862	20,033

		244,239

Utilities - 0.5%
Electric Utilities - 0.3%
American Electric Power Co., Inc.	165	9,242
Duke Energy Corp.	43	2,914
Edison International	500	29,680
EDP - Energias de Portugal SA	7,100	23,654
Electricite de France SA	1,090	16,234
Enel SpA	2,640	11,628
Exelon Corp.	651	17,779
FirstEnergy Corp.	119	3,735
PPL Corp.	936	31,862
Westar Energy, Inc.	450	19,206

		165,934

Gas Utilities - 0.0%
UGI Corp.	231	8,009

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp./VA	1,200	11,988
Huadian Power International Corp., Ltd.-Class H	14,000	8,831
TerraForm Global, Inc.-Class A	2,308	9,301

		30,120

Multi-Utilities - 0.1%
PG&E Corp.	407	21,461
Public Service Enterprise Group, Inc.	150	5,865

		27,326

Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo	2,300	11,218

		242,607

Telecommunication Services - 0.4%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.	202	6,801
Bezeq The Israeli Telecommunication Corp., Ltd.	1,457	3,132
BT Group PLC	4,200	31,341
Nippon Telegraph & Telephone Corp.	1,100	40,831
Telefonica Brasil SA (Preference Shares)	1,396	13,326

		95,431

Wireless Telecommunication Services - 0.2%
China Mobile Ltd.	1,500	17,200
Rogers Communications, Inc.-Class B	170	6,557

Company	Shares	U.S. $ Value
SoftBank Group Corp.	200	$10,608
Tower Bersama Infrastructure Tbk PT (d)	14,500	6,375
Turkcell Iletisim Hizmetleri AS	2,750	10,450
Vodafone Group PLC	12,870	43,312
Vodafone Group PLC (Sponsored ADR)	649	21,780

		116,282

		211,713

Total Common Stocks (cost $7,138,832)		8,579,027

INVESTMENT COMPANIES - 14.0%
Funds and Investment Trusts - 14.0%
AB Multi-Manager Alternative Strategies Fund-Class Z (d)(f)	188,651	1,892,171
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio (f)	78,790	479,829
AB Pooling Portfolio - AB Volatility Management Portfolio (f)	368,527	4,245,430

Total Investment Companies (cost $6,359,490)		6,617,430

RIGHTS - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG, expiring 12/03/15 (d) (cost $0)	715	438

SHORT-TERM INVESTMENTS - 0.5%
Investment Companies - 0.5%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.16% (f)(g) (cost $216,359)	216,359	216,359

Total Investments - 101.9% (cost $45,430,228) (h)		48,058,957
Other assets less liabilities - (1.9)%		(889,995)

Net Assets - 100.0%		$47,168,962

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	KRW	35,272	USD	30	2/18/16	$(33)
Barclays Bank PLC	USD	7	KRW	8,176	2/18/16	(220)
HSBC Bank USA	BRL	29	USD	7	12/02/15	(156)
HSBC Bank USA	USD	8	BRL	29	12/02/15	(36)
Royal Bank of Scotland PLC	KRW	19,312	USD	17	2/18/16	(1)
Standard Chartered Bank	RUB	432	USD	6	1/15/16	62
State Street Bank & Trust Co.	AUD	43	USD	31	2/18/16	(380)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	CHF	8	USD	8	2/18/16	$251
State Street Bank & Trust Co.	EUR	226	USD	245	2/18/16	5,680
State Street Bank & Trust Co.	EUR	20	USD	21	2/18/16	(1)
State Street Bank & Trust Co.	GBP	90	USD	137	2/18/16	1,859
State Street Bank & Trust Co.	HKD	485	USD	63	2/18/16	11
State Street Bank & Trust Co.	ILS	42	USD	11	2/18/16	(51)
State Street Bank & Trust Co.	JPY	11,417	USD	95	2/18/16	2,492
State Street Bank & Trust Co.	SEK	108	USD	12	2/18/16	59
State Street Bank & Trust Co.	USD	52	AUD	73	2/18/16	302
State Street Bank & Trust Co.	USD	89	CAD	117	2/18/16	(1,136)
State Street Bank & Trust Co.	USD	7	CHF	7	2/18/16	(220)
State Street Bank & Trust Co.	USD	9	EUR	8	2/18/16	(240)
State Street Bank & Trust Co.	USD	139	JPY	16,826	2/18/16	(1,723)
State Street Bank & Trust Co.	USD	24	JPY	2,916	2/18/16	29
State Street Bank & Trust Co.	USD	21	NOK	179	2/18/16	(205)
State Street Bank & Trust Co.	USD	96	SEK	831	2/18/16	(857)
UBS AG	BRL	29	USD	8	12/02/15	36
UBS AG	USD	8	BRL	29	12/02/15	(324)
UBS AG	BRL	29	USD	8	1/05/16	322

						$5,520

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Bank of America, NA	$250	7/09/24	2.613%	CPI	#	$(25,527)
Barclays Bank PLC	500	7/19/17	2.038%	CPI	#	(17,996)
Barclays Bank PLC	300	10/05/22	2.765%	CPI	#	(38,915)
Barclays Bank PLC	200	5/05/25	2.125%	CPI	#	(5,173)
Citibank, NA	250	8/26/20	2.298%	CPI	#	(16,566)
Deutsche Bank AG	200	9/02/25	1.880%	CPI	#	(168)
JPMorgan Chase Bank, NA	200	3/04/24	2.493%	CPI	#	(18,011)
Morgan Stanley Capital Services LLC	1,500	10/31/18	1.960%	CPI	#	(118,438)
Morgan Stanley Capital Services LLC	150	4/16/23	2.690%	CPI	#	(18,813)

						$(259,607)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	When-Issued or delayed delivery security.
(b)	Variable rate coupon, rate shown as of November 30, 2015.
(c)	Floating Rate Security. Stated interest rate was in effect at November 30, 2015.

(d)	Non-income producing security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, the aggregate market value of these securities amounted to $121,738 or 0.3% of net assets.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of November 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,240,007 and gross unrealized depreciation of investments was $(611,278), resulting in net unrealized appreciation of $2,628,729.

As of November 30, 2015, the Strategy’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 10.5% and 0.0%, respectively.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
DOT	-	Department of Transportation
ETM	-	Escrowed to Maturity
GDR	-	Global Depositary Receipt
NATL	-	National Interstate Corporation
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares
SRF	-	State Revolving Fund

AB Tax-Managed Conservative Wealth Strategy

November 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2015:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Municipal Obligations	$	– 0	–	$32,645,703		$	– 0	–	$32,645,703
Common Stock:
Financials		898,800		811,880			– 0	–	1,710,680
Information Technology		1,296,140		334,242			– 0	–	1,630,382
Consumer Discretionary		969,246		460,963			– 0	–	1,430,209
Health Care		911,633		206,171			– 0	–	1,117,804
Industrials		427,771		493,025			– 0	–	920,796
Consumer Staples		391,285		250,965			– 0	–	642,250
Energy		311,464		116,883			– 0	–	428,347
Materials		109,579		134,660			– 0	–	244,239
Utilities		171,042		71,565			– 0	–	242,607
Telecommunication Services		35,138		176,575			– 0	–	211,713
Investment Companies		6,617,430		– 0	–		– 0	–	6,617,430
Rights		438		– 0	–		– 0	–	438
Short-Term Investments		216,359		– 0	–		– 0	–	216,359

Total Investments in Securities		12,356,325		35,702,632			– 0	–	48,058,957
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts		– 0	–	11,103			– 0	–	11,103
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(5,583)			– 0	–	(5,583)
Inflation (CPI) Swaps		– 0	–	(259,607)			– 0	–	(259,607)

Total^		$12,356,325		$35,448,545		$	– 0	–	$47,804,870

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AB Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 20, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	January 20, 2016